REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                      Unit Value
                                           ---------------------------------  Percent Change
                                           December 31, 1999   June 30, 2000  in Unit Value
                                           -----------------   -------------  --------------
 MFS REGATTA CONTRACTS:
   Capital Appreciation Series -- Level
    1....................................      $49.8052          $ 52.5697         5.55%
   Capital Appreciation Series -- Level
    2....................................       20.1338            21.2670         5.63
   Government Securities Series -- Level
    1....................................       17.3110            17.9199         3.52
   Government Securities Series -- Level
    2....................................       11.1316            11.5317         3.59
   High Yield Series -- Level 1..........       23.0560            22.9245        (0.57)
   High Yield Series -- Level 2..........       11.7136            11.6554        (0.50)
   Managed Sectors Series -- Level 1.....       55.3202            51.0617        (7.70)
   Managed Sectors Series -- Level 2.....       24.9629            23.0583        (7.63)
   Money Market Series -- Level 1........       14.0901            14.3820         2.07
   Money Market Series -- Level 2........       11.1554            11.3949         2.15
   Total Return Series -- Level 1........       26.9360            27.5083         2.12
   Total Return Series -- Level 2........       13.5253            13.8229         2.20
   Global Governments Series -- Level
    1....................................       17.4756            17.2278        (1.42)
   Global Governments Series -- Level
    2....................................       10.4903            10.3492        (1.35)
 MFS REGATTA GOLD CONTRACTS:
   Bond Series...........................      $10.2650          $ 10.5164         2.45%
   Capital Appreciation Series...........       45.4986            48.0240         5.55
   Capital Opportunities Series..........       25.0521            26.8630         7.23
   Massachusetts Investors Trust
    Series...............................       33.5203            33.5269         0.02
   Emerging Growth Series................       39.9489            39.0201        (2.33)
   Equity Income Series..................       10.9848            11.6865         6.39
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................       11.2207            10.5982        (5.55)
   International Growth and Income
    Series...............................       12.6829            12.7223         0.31
   International Growth Series...........       15.2129            15.6856         3.11
   Government Securities Series..........       14.5981            15.1115         3.52
   High Yield Series.....................       18.9861            18.8779        (0.57)
   Managed Sectors Series................       46.5671            42.9824        (7.70)
   Massachusetts Investors Growth Stock
    Series...............................       16.0186            16.4989         3.00
   Money Market Series...................       12.6229            12.8844         2.07
   New Discovery Series..................       16.6274            18.1925         9.41
   Research Series.......................       29.0316            30.7225         5.82
   Research Growth and Income Series.....       14.0374            14.1258         0.63
   Research International Series.........       14.2620            14.3269         0.46
   Strategic Income Series...............       12.1979            10.3638       (15.04)
   Total Return Series...................       22.4371            22.9138         2.12
   Utilities Series......................       28.5407            29.4717         3.26
   Global Asset Allocation Series........       18.4932            18.8612         1.99
   Global Governments Series.............       14.2506            14.0485        (1.42)
   Global Growth Series..................       29.1523            28.7259        (1.46)
   Global Total Return Series............       18.3636            18.6640         1.64
   Strategic Growth Series...............       12.1979            13.0688         7.14

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                      Unit Value
                                           ---------------------------------  Percent Change
                                           December 31, 1999   June 30, 2000  in Unit Value
                                           -----------------   -------------  --------------
 MFS REGATTA CLASSIC CONTRACTS:
   Bond Series...........................      $10.1232          $ 10.3839         2.58%
   Capital Appreciation Series...........       20.0351            21.1731         5.68
   Capital Opportunities Series..........       23.3171            25.0334         7.36
   Massachusetts Investors Trust
    Series...............................       16.6602            16.6840         0.14
   Emerging Growth Series................       26.4915            25.9073        (2.21)
   Equity Income Series..................       11.2502            11.9836         6.52
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................       11.8522            11.2085        (5.43)
   International Growth and Income
    Series...............................       13.1278            13.1848         0.43
   International Growth Series...........       14.7561            15.2333         3.23
   Government Securities Series..........       11.1508            11.5572         3.64
   High Yield Series.....................       11.8516            11.7985        (0.45)
   Managed Sectors Series................       24.2876            22.4456        (7.58)
   Massachusetts Investors Growth Stock
    Series...............................       16.0843            16.5870         3.13
   Money Market Series...................       11.1757            11.4212         2.20
   New Discovery Series..................       16.6956            18.2896         9.55
   Research Series.......................       17.5948            18.6425         5.95
   Research Growth and Income Series.....       13.8731            13.9776         0.75
   Research International Series.........       16.8662            16.9638         0.58
   Strategic Income Series...............       11.2108            10.3311        (7.85)
   Total Return Series...................       13.3948            13.6962         2.25
   Utilities Series......................       19.2810            19.9345         3.39
   Global Asset Allocation Series........       13.5725            13.8596         2.12
   Global Governments Series.............       10.7398            10.6006        (1.30)
   Global Growth Series..................       21.3313            21.0452        (1.34)
   Global Total Return Series............       14.0077            14.2543         1.76
   Strategic Growth Series...............       11.2108            12.0193         7.21

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                      Unit Value
                                           ---------------------------------  Percent Change
                                           December 31, 1999   June 30, 2000  in Unit Value
                                           -----------------   -------------  --------------
 MFS REGATTA PLATINUM CONTRACTS:
   Bond Series...........................      $10.0963          $ 10.3426         2.44%
   Capital Appreciation Series...........       14.8295            15.6511         5.54
   Capital Opportunities Series..........       15.7265            16.8617         7.22
   Massachusetts Investors Trust
    Series...............................       11.4075            11.4086         0.01
   Emerging Growth Series................       20.0771            19.6084        (2.33)
   Equity Income Series..................       11.1059            11.8142         6.38
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................       12.2711            11.5892        (5.56)
   International Growth and Income
    Series...............................       12.4412            12.4787         0.30
   International Growth Series...........       11.9538            12.3240         3.10
   Government Securities Series..........       10.0675            10.4206         3.51
   High Yield Series.....................       10.0101             9.9521        (0.58)
   Managed Sectors Series................       19.3732            17.8801        (7.71)
   Massachusetts Investors Growth Stock
    Series...............................       15.9430            16.4195         2.99
   Money Market Series...................       10.5145            10.7313         2.06
   New Discovery Series..................       16.4450            17.9911         9.40
   Research Series.......................       13.4883            14.2725         5.81
   Research Growth and Income Series.....       11.0284            11.0968         0.62
   Research International Series.........       14.4906            14.5551         0.45
   Strategic Income Series...............       12.0212            10.2758       (14.52)
   Total Return Series...................       10.4327            10.6533         2.11
   Utilities Series......................       14.1367            14.5964         3.25
   Global Asset Allocation Series........       11.3461            11.5707         1.98
   Global Governments Series.............       10.5290            10.3787        (1.43)
   Global Growth Series..................       16.9623            16.7126        (1.47)
   Global Total Return Series............       11.1787            11.3604         1.63
   Strategic Growth Series...............       12.0212            12.8788         7.13

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                      Unit Value
                                           ---------------------------------  Percent Change
                                           December 31, 1999   June 30, 2000  in Unit Value
                                           -----------------   -------------  --------------
 MFS REGATTA EXTRA CONTRACTS (a):
   Bond Series -- Level 1................      $10.0000          $ 10.1722         1.72%
   Bond Series -- Level 2................       10.0000            10.1701         1.70
   Bond Series -- Level 3................       10.0000            10.1686         1.69
   Bond Series -- Level 4................       10.0000            10.1665         1.67
   Capital Appreciation Series -- Level
    1....................................       10.0000            10.6432         6.43
   Capital Appreciation Series -- Level
    2....................................       10.0000            10.6409         6.41
   Capital Appreciation Series -- Level
    3....................................       10.0000            10.6393         6.39
   Capital Appreciation Series -- Level
    4....................................       10.0000            10.6370         6.37
   Capital Opportunities Series -- Level
    1....................................       10.0000            10.6956         6.96
   Capital Opportunities Series -- Level
    2....................................       10.0000            10.6932         6.93
   Capital Opportunities Series -- Level
    3....................................       10.0000            10.6916         6.92
   Capital Opportunities Series -- Level
    4....................................       10.0000            10.6892         6.89
   Massachusetts Investors Trust
    Series -- Level 1....................       10.0000            10.2115         2.12
   Massachusetts Investors Trust
    Series -- Level 2....................       10.0000            10.2092         2.09
   Massachusetts Investors Trust
    Series -- Level 3....................       10.0000            10.2076         2.08
   Massachusetts Investors Trust
    Series -- Level 4....................       10.0000            10.2053         2.05
   Emerging Growth Series -- Level 1.....       10.0000            10.6595         6.60
   Emerging Growth Series -- Level 2.....       10.0000            10.6571         6.57
   Emerging Growth Series -- Level 3.....       10.0000            10.6555         6.56
   Emerging Growth Series -- Level 4.....       10.0000            10.6531         6.53
   Equity Income Series -- Level 1.......       10.0000            10.4303         4.30
   Equity Income Series -- Level 2.......       10.0000            10.4281         4.28
   Equity Income Series -- Level 3.......       10.0000            10.4267         4.27
   Equity Income Series -- Level 4.......       10.0000            10.4244         4.24
   MFS/Foreign & Colonial Emerging
    Markets Equity Series -- Level 1.....       10.0000            10.1255         1.26
   MFS/Foreign & Colonial Emerging
    Markets Equity Series -- Level 2.....       10.0000            10.1234         1.23
   MFS/Foreign & Colonial Emerging
    Markets Equity Series -- Level 3.....       10.0000            10.1220         1.22
   MFS/Foreign & Colonial Emerging
    Markets Equity Series -- Level 4.....       10.0000            10.1199         1.20
   International Growth and Income
    Series -- Level 1....................       10.0000            10.2629         2.63
   International Growth and Income
    Series -- Level 2....................       10.0000            10.2607         2.61
   International Growth and Income
    Series -- Level 3....................       10.0000            10.2592         2.59
   International Growth and Income
    Series -- Level 4....................       10.0000            10.2570         2.57
   International Growth Series -- Level
    1....................................       10.0000            10.4226         4.23
   International Growth Series -- Level
    2....................................       10.0000            10.4206         4.21
   International Growth Series -- Level
    3....................................       10.0000            10.4193         4.19
   Government Securities Series -- Level
    1....................................       10.0000            10.0822         0.82
   Government Securities Series -- Level
    2....................................       10.0000            10.0799         0.80
   Government Securities Series -- Level
    3....................................       10.0000            10.0784         0.78
   Government Securities Series -- Level
    4....................................       10.0000            10.0760         0.76
   High Yield Series -- Level 1..........       10.0000             9.9690        (0.31)
   High Yield Series -- Level 2..........       10.0000             9.9670        (0.33)
   High Yield Series -- Level 3..........       10.0000             9.9656        (0.34)
   High Yield Series -- Level 4..........       10.0000             9.9636        (0.36)
   Managed Sectors Series -- Level 1.....       10.0000             9.8077        (1.92)
   Managed Sectors Series -- Level 2.....       10.0000             9.8055        (1.95)
   Managed Sectors Series -- Level 3.....       10.0000             9.8041        (1.96)
   Managed Sectors Series -- Level 4.....       10.0000             9.8019        (1.98)
   Massachusetts Investors Growth Stock
    Series -- Level 1....................       10.0000            10.4852         4.85
   Massachusetts Investors Growth Stock
    Series -- Level 2....................       10.0000            10.4829         4.83
   Massachusetts Investors Growth Stock
    Series -- Level 3....................       10.0000            10.4813         4.81
   Massachusetts Investors Growth Stock
    Series -- Level 4....................       10.0000            10.4789         4.79

(a) Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                      Unit Value
                                           ---------------------------------  Percent Change
                                           December 31, 1999   June 30, 2000  in Unit Value
                                           -----------------   -------------  --------------
 MFS REGATTA EXTRA CONTRACTS (a): --
 CONTINUED
   Money Market Series -- Level 1........      $10.0000          $ 10.0815         0.82%
   Money Market Series -- Level 2........       10.0000            10.0794         0.79
   Money Market Series -- Level 3........       10.0000            10.0779         0.78
   Money Market Series -- Level 4........       10.0000            10.0758         0.76
   New Discovery Series -- Level 1.......       10.0000            11.4210        14.21
   New Discovery Series -- Level 2.......       10.0000            11.4185        14.19
   New Discovery Series -- Level 3.......       10.0000            11.4168        14.17
   New Discovery Series -- Level 4.......       10.0000            11.4142        14.14
   Research Series -- Level 1............       10.0000            10.6329         6.33
   Research Series -- Level 2............       10.0000            10.6305         6.31
   Research Series -- Level 3............       10.0000            10.6289         6.29
   Research Series -- Level 4............       10.0000            10.6265         6.26
   Research Growth and Income Series --
    Level 1..............................       10.0000            10.0976         0.98
   Research Growth and Income Series --
    Level 2..............................       10.0000            10.0955         0.96
   Research Growth and Income Series --
    Level 3..............................       10.0000            10.0941         0.94
   Research Growth and Income Series --
    Level 4..............................       10.0000            10.0920         0.92
   Research International Series -- Level
    1....................................       10.0000            10.2092         2.09
   Research International Series -- Level
    2....................................       10.0000            10.2069         2.07
   Research International Series -- Level
    3....................................       10.0000            10.2054         2.05
   Research International Series -- Level
    4....................................       10.0000            10.2032         2.03
   Strategic Income Series -- Level 1....       10.0000            10.1960         1.96
   Strategic Income Series -- Level 2....       10.0000            10.1939         1.94
   Strategic Income Series -- Level 3....       10.0000            10.1925         1.93
   Strategic Income Series -- Level 4....       10.0000            10.1903         1.90
   Total Return Series -- Level 1........       10.0000            10.1411         1.41
   Total Return Series -- Level 2........       10.0000            10.1389         1.39
   Total Return Series -- Level 3........       10.0000            10.1375         1.38
   Total Return Series -- Level 4........       10.0000            10.1353         1.35
   Utilities Series -- Level 1...........       10.0000            10.2576         2.58
   Utilities Series -- Level 2...........       10.0000            10.2553         2.55
   Utilities Series -- Level 3...........       10.0000            10.2537         2.54
   Utilities Series -- Level 4...........       10.0000            10.2514         2.51
   Global Asset Allocation Series --
    Level 1..............................       10.0000            10.3871         3.87
   Global Asset Allocation Series --
    Level 2..............................       10.0000            10.3848         3.85
   Global Asset Allocation Series --
    Level 3..............................       10.0000            10.3832         3.83
   Global Asset Allocation Series --
    Level 4..............................       10.0000            10.3809         3.81
   Global Governments Series -- Level
    1....................................       10.0000            10.1930         1.93
   Global Governments Series -- Level
    2....................................       10.0000            10.1907         1.91
   Global Governments Series -- Level
    3....................................       10.0000            10.1892         1.89
   Global Governments Series -- Level
    4....................................       10.0000            10.1870         1.87
   Global Growth Series -- Level 1.......       10.0000            10.4484         4.48
   Global Growth Series -- Level 2.......       10.0000            10.4460         4.46
   Global Growth Series -- Level 3.......       10.0000            10.4445         4.45
   Global Growth Series -- Level 4.......       10.0000            10.4421         4.42
   Global Total Return Series -- Level
    1....................................       10.0000            10.1947         1.95
   Global Total Return Series -- Level
    2....................................       10.0000            10.1924         1.92
   Global Total Return Series -- Level
    3....................................       10.0000            10.1909         1.91
   Global Total Return Series -- Level
    4....................................       10.0000            10.1887         1.89
   Strategic Growth Series -- Level 1....       10.0000            10.3528         3.53
   Strategic Growth Series -- Level 2....       10.0000            10.3506         3.51
   Strategic Growth Series -- Level 3....       10.0000            10.3490         3.49
   Strategic Growth Series -- Level 4....       10.0000            10.3467         3.47

(a) Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000

 Assets:
   Investments in MFS/Sun Life Series Trust:                                         Shares          Cost            Value
                                                                                   -----------  --------------  ---------------
     Bond Series (BDS)...........................................................    5,771,665  $   60,072,962  $    58,929,590
     Capital Appreciation Series (CAS)...........................................   37,816,555   1,609,208,241    1,885,153,885
     Capital Opportunities Series (COS)..........................................   25,390,769     493,408,750      596,826,173
     Massachusetts Investors Trust Series (MIT)..................................   58,479,155   1,946,681,361    2,066,511,342
     Emerging Growth Series (EGS)................................................   40,503,578     945,371,331    1,443,288,427
     Equity Income Series (EIS)..................................................    4,908,531      54,315,632       58,345,224
     MFS/Foreign & Colonial Emerging Markets Equity Series (FCE).................    3,853,495      38,371,063       41,852,635
     International Growth Series (FCG)...........................................    7,090,834      81,645,655       91,979,385
     International Growth and Income Series (FCI)................................    6,001,839      78,480,097       83,981,421
     Government Securities Series (GSS)..........................................   36,178,811     461,536,348      440,875,321
     High Yield Series (HYS).....................................................   36,372,587     327,527,411      297,974,274
     Managed Sectors Series (MSS)................................................   15,753,806     521,296,825      616,746,751
     Massachusetts Investors Growth Stock Series (MIS)...........................   47,850,433     661,997,102      766,831,272
     Money Market Series (MMS)...................................................  365,312,773     365,312,773      365,312,773
     New Discovery Series (NWD)..................................................    7,992,330     125,341,365      140,202,936
     Research Series (RES).......................................................   48,001,088     973,129,345    1,261,600,356
     Research Growth and Income Series (RGS).....................................    5,628,088      76,503,450       80,858,909
     Research International Series (RSS).........................................    3,383,918      44,308,919       47,227,813
     Strategic Income Series (SIS)...............................................    2,331,088      23,477,477       23,271,138
     Total Return Series (TRS)...................................................   91,394,898   1,744,138,062    1,584,782,505
     Utilities Series (UTS)......................................................   24,545,040     412,270,742      455,086,298
     Global Asset Allocation Series (GAA)........................................    7,746,812     112,702,908      121,847,941
     Global Governments Series (GGS).............................................    5,954,471      64,317,870       58,083,069
     Global Growth Series (GGR)..................................................   20,651,308     339,510,347      435,748,087
     Global Total Return Series (GTR)............................................    6,304,231      94,223,867       99,264,043
     Strategic Growth Series (SGS)...............................................    3,849,322      47,382,536       50,331,016
                                                                                                --------------  ---------------
                                                                                                $11,702,532,439 $13,172,912,584
                                                                                                ==============
 Liability:
   Payable to Sponsor.........................................................................................       (1,117,606)
                                                                                                                ---------------
         Net Assets...........................................................................................  $13,171,794,978
                                                                                                                ===============

                                                      Applicable to Owners of            Reserve
                                                Deferred Variable Annuity Contracts        for
                                              ----------------------------------------   Variable
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:        Units      Unit Value      Value      Annuities      Total
                                              -------------  ----------   ------------  ----------  ------------
  MFS REGATTA CONTRACTS:
     CAS -- Level 1.........................         11,470   $52.5697    $    614,816  $  85,117   $    699,933
     CAS -- Level 2.........................      7,311,199    21.2670     155,297,663    999,569    156,297,232
     GSS -- Level 1.........................       --          17.9199          14,226     62,479         76,705
     GSS -- Level 2.........................      2,481,154    11.5317      28,594,741    146,459     28,741,200
     HYS -- Level 1.........................       --          22.9245          10,017      2,854         12,871
     HYS -- Level 2.........................        924,797    11.6554      10,781,113     59,138     10,840,251
     MSS -- Level 1.........................          2,335    51.0617         228,718     --            228,718
     MSS -- Level 2.........................      2,586,793    23.0583      59,461,606    168,516     59,630,122
     MMS -- Level 1.........................         15,392    14.3820         422,491     21,479        443,970
     MMS -- Level 2.........................      2,265,951    11.3949      25,559,781    204,053     25,763,834
     TRS -- Level 1.........................          2,328    27.5083          80,464     25,265        105,729
     TRS -- Level 2.........................      8,243,808    13.8229     113,889,461  1,160,037    115,049,498
     GGS -- Level 1.........................       --          17.2278          11,516     --             11,516
     GGS -- Level 2.........................        542,426    10.3492       5,601,074     70,420      5,671,494
                                                                          ------------  ----------  ------------
                                                                          $400,567,687  $3,005,386  $403,573,073
                                                                          ------------  ----------  ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000 -- continued

                                                      Applicable to Owners of
                                                Deferred Variable Annuity Contracts    Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ---------------------------------------   Variable
 (CONTINUED):                                   Units     Unit Value       Value        Annuities       Total
                                              ----------  ----------   --------------  -----------  --------------
   MFS REGATTA GOLD CONTRACTS:
     BDS....................................   1,943,624   $10.5164    $   20,457,016  $    69,395  $   20,526,411
     CAS....................................  30,729,912    48.0240     1,475,524,510    8,197,128   1,483,721,638
     COS....................................  14,450,656    26.8630       388,200,401      511,565     388,711,966
     MIT....................................  44,688,011    33.5269     1,498,182,806    5,328,691   1,503,511,497
     EGS....................................  28,001,988    39.0201     1,092,684,519    2,738,666   1,095,423,185
     EIS....................................   1,540,333    11.6865        18,000,243      --           18,000,243
     FCE....................................   2,670,693    10.5982        28,301,772       94,650      28,396,422
     FCG....................................   3,599,851    12.7223        45,798,576       74,772      45,873,348
     FCI....................................   4,322,365    15.6856        67,809,204      136,758      67,945,962
     GSS....................................  20,771,235    15.1115       313,943,290    1,399,099     315,342,389
     HYS....................................  11,213,553    18.8779       211,723,727      762,835     212,486,562
     MSS....................................  11,006,070    42.9824       472,533,315    1,520,091     474,053,406
     MIS....................................  15,360,738    16.4989       253,424,891      461,128     253,886,019
     MMS....................................  21,612,807    12.8844       278,515,178    1,463,214     279,978,392
     NWD....................................   3,257,402    18.1925        59,259,316      133,517      59,392,833
     RES....................................  34,192,699    30.7225     1,050,228,104    3,419,038   1,053,647,142
     RGS....................................   2,888,619    14.1258        40,806,549      109,287      40,915,836
     RSS....................................   1,352,950    14.3269        19,385,791      --           19,385,791
     SIS....................................     852,551    10.3638         8,845,627      --            8,845,627
     TRS....................................  53,276,887    22.9138     1,220,627,187    4,900,179   1,225,527,366
     UTS....................................  10,124,099    29.4717       298,367,551      739,676     299,107,227
     GAA....................................   5,950,044    18.8612       112,252,301      711,679     112,963,980
     GGS....................................   3,315,110    14.0485        46,589,681      329,255      46,918,936
     GGR....................................  13,283,814    28.7259       381,585,258    1,435,834     383,021,092
     GTR....................................   4,507,293    18.6640        84,124,680      410,410      84,535,090
     SGS....................................   2,374,750    13.0688        31,034,271        6,196      31,040,467
                                                                       --------------  -----------  --------------
                                                                       $9,518,205,764  $34,953,063  $9,553,158,827
                                                                       --------------  -----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000 -- continued

                                                    Applicable to Owners of
                                              Deferred Variable Annuity Contracts   Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ------------------------------------  Variable
 (CONTINUED):                                   Units    Unit Value      Value      Annuities        Total
                                              ---------  ----------   ------------  -----------   ------------
   MFS REGATTA CLASSIC CONTRACTS:
     BDS....................................     28,876   $10.3839    $    299,799    $--         $    299,799
     CAS....................................    537,687    21.1731      11,381,274     --           11,381,274
     COS....................................    478,183    25.0334      11,963,191     --           11,963,191
     MIT....................................  1,302,307    16.6840      21,718,956       489        21,719,445
     EGS....................................  1,293,275    25.9073      33,497,821     --           33,497,821
     EIS....................................     73,644    11.9836         882,393     --              882,393
     FCE....................................     80,358    11.2085         900,381     --              900,381
     FCG....................................    118,660    13.1848       1,564,585     --            1,564,585
     FCI....................................     91,622    15.2333       1,396,384     --            1,396,384
     GSS....................................    316,121    11.5572       3,660,117     --            3,660,117
     HYS....................................    311,591    11.7985       3,674,799     --            3,674,799
     MSS....................................    333,714    22.4456       7,489,253     --            7,489,253
     MIS....................................    733,541    16.5870      12,169,145     --           12,169,145
     MMS....................................    304,644    11.4212       3,481,356     --            3,481,356
     NWD....................................    213,744    18.2896       3,909,562     --            3,909,562
     RES....................................    985,423    18.6425      18,367,577     --           18,367,577
     RGS....................................     59,573    13.9776         832,393     --              832,393
     RSS....................................     66,411    16.9638       1,126,596     --            1,126,596
     SIS....................................     32,869    10.3311         339,521     --              339,521
     TRS....................................  1,853,523    13.6962      25,386,438       947        25,387,385
     UTS....................................    354,492    19.9345       7,060,550     --            7,060,550
     GAA....................................     47,943    13.8596         665,142     --              665,142
     GGS....................................     29,929    10.6006         317,249     --              317,249
     GGR....................................    155,349    21.0452       3,267,719     --            3,267,719
     GTR....................................    116,440    14.2543       1,659,351       519         1,659,870
     SGS....................................     55,916    12.0193         672,193     --              672,193
                                                                      ------------    ------      ------------
                                                                      $177,683,745    $1,955      $177,685,700
                                                                      ------------    ------      ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000 -- continued

                                                      Applicable to Owners of
                                                Deferred Variable Annuity Contracts     Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ----------------------------------------   Variable
 (CONTINUED):                                   Units     Unit Value        Value        Annuities        Total
                                              ----------  ----------   ---------------  -----------  ---------------
   MFS REGATTA PLATINUM CONTRACTS:
     BDS....................................   3,578,150   $10.3426    $    37,011,123  $    18,483  $    37,029,606
     CAS....................................  14,389,861    15.6511        225,205,464    1,331,713      226,537,177
     COS....................................  10,814,916    16.8617        182,360,137      330,740      182,690,877
     MIT....................................  45,756,033    11.4086        522,016,498    1,957,543      523,974,041
     EGS....................................  15,188,528    19.6084        297,816,388      930,644      298,747,032
     EIS....................................   3,294,763    11.8142         38,923,641       12,387       38,936,028
     FCE....................................   1,010,180    11.5892         11,706,069      149,332       11,855,401
     FCG....................................   3,302,463    12.4787         41,211,519       62,706       41,274,225
     FCI....................................   1,157,056    12.3240         14,259,402       43,919       14,303,321
     GSS....................................   8,729,877    10.4206         90,968,391      198,385       91,166,776
     HYS....................................   6,984,744     9.9521         69,475,355      255,997       69,731,352
     MSS....................................   3,938,845    17.8801         70,426,160      224,775       70,650,935
     MIS....................................  29,147,674    16.4195        478,585,075      991,106      479,576,181
     MMS....................................   4,795,410    10.7313         51,463,555      240,022       51,703,577
     NWD....................................   3,915,242    17.9911         70,438,434      416,873       70,855,307
     RES....................................  12,833,537    14.2725        183,165,790      667,877      183,833,667
     RGS....................................   3,448,527    11.0968         38,268,230       78,303       38,346,533
     RSS....................................   1,652,420    14.5551         24,051,670      222,729       24,274,399
     SIS....................................   1,347,172    10.2758         13,843,298      --            13,843,298
     TRS....................................  20,088,313    10.6533        214,012,709      977,253      214,989,962
     UTS....................................   9,901,739    14.5964        144,544,186      251,669      144,795,855
     GAA....................................     657,810    11.5707          7,610,925        6,173        7,617,098
     GGS....................................     464,399    10.3787          4,818,284       53,543        4,871,827
     GGR....................................   2,737,775    16.7126         45,754,757       58,551       45,813,308
     GTR....................................   1,122,114    11.3604         12,748,589       38,439       12,787,028
     SGS....................................   1,264,928    12.8788         16,290,022      --            16,290,022
                                                                       ---------------  -----------  ---------------
                                                                       $ 2,906,975,671  $ 9,519,162  $ 2,916,494,833
                                                                       ---------------  -----------  ---------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000 -- continued

                                                      Applicable to Owners of
                                                Deferred Variable Annuity Contracts     Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ----------------------------------------   Variable
 (CONTINUED):                                   Units     Unit Value        Value        Annuities        Total
                                              ----------  ----------   ---------------  -----------  ---------------
   MFS REGATTA EXTRA CONTRACTS:
     BDS -- Level 1.........................         675   $10.1722    $         6,868  $   --       $         6,868
     BDS -- Level 2.........................      14,850    10.1701            151,029      --               151,029
     BDS -- Level 3.........................      61,905    10.1686            629,490      --               629,490
     BDS -- Level 4.........................      22,487    10.1665            228,596      --               228,596
     CAS -- Level 1.........................      82,119    10.6432            874,016      --               874,016
     CAS -- Level 2.........................     136,282    10.6409          1,450,159      --             1,450,159
     CAS -- Level 3.........................     278,962    10.6393          2,967,972      --             2,967,972
     CAS -- Level 4.........................      83,277    10.6370            884,959      --               884,959
     COS -- Level 1.........................     190,744    10.6956          2,040,127      --             2,040,127
     COS -- Level 2.........................     291,083    10.6932          3,112,622      --             3,112,622
     COS -- Level 3.........................     611,777    10.6916          6,540,894      --             6,540,894
     COS -- Level 4.........................     138,707    10.6892          1,699,977      --             1,699,977
     MIT -- Level 1.........................     210,543    10.2115          2,149,954      --             2,149,954
     MIT -- Level 2.........................     479,488    10.2092          4,895,179      --             4,895,179
     MIT -- Level 3.........................     773,617    10.2076          7,896,802      --             7,896,802
     MIT -- Level 4.........................     238,517    10.2053          2,432,219      --             2,432,219
     EGS -- Level 1.........................     228,470    10.6595          2,435,383      --             2,435,383
     EGS -- Level 2.........................     357,261    10.6571          3,807,378      --             3,807,378
     EGS -- Level 3.........................     562,036    10.6555          5,988,803      --             5,988,803
     EGS -- Level 4.........................     328,834    10.6531          3,501,060      --             3,501,060
     EIS -- Level 1.........................      13,809    10.4303            144,031      --               144,031
     EIS -- Level 2.........................      12,887    10.4281            134,386      --               134,386
     EIS -- Level 3.........................      16,469    10.4267            171,718      --               171,718
     EIS -- Level 4.........................       7,247    10.4244             75,558      --                75,558
     FCE -- Level 1.........................      19,482    10.1255            197,264      --               197,264
     FCE -- Level 2.........................       7,659    10.1234             77,536      --                77,536
     FCE -- Level 3.........................      19,771    10.1220            200,120      --               200,120
     FCE -- Level 4.........................      21,716    10.1199            219,629      --               219,629
     FCG -- Level 1.........................      42,511    10.2629            436,288      --               436,288
     FCG -- Level 2.........................      62,848    10.2607            644,864      --               644,864
     FCG -- Level 3.........................     160,489    10.2592          1,646,493      --             1,646,493
     FCG -- Level 4.........................      52,501    10.2570            538,011      --               538,011
     FCI -- Level 1.........................       4,080    10.4226             42,521      --                42,521
     FCI -- Level 2.........................      21,893    10.4206            228,137      --               228,137
     FCI -- Level 3.........................       4,886    10.4193             50,808      --                50,808
     GSS -- Level 1.........................      22,853    10.0822            230,408      --               230,408
     GSS -- Level 2.........................      53,239    10.0799            536,641      --               536,641
     GSS -- Level 3.........................      56,608    10.0784            570,516      --               570,516
     GSS -- Level 4.........................      68,006    10.0760            684,750      --               684,750
     HYS -- Level 1.........................      18,010     9.9690            179,546      --               179,546
     HYS -- Level 2.........................      32,809     9.9670            327,016      --               327,016
     HYS -- Level 3.........................      32,361     9.9656            322,489      --               322,489
     HYS -- Level 4.........................      28,354     9.9636            286,126      --               286,126
     MSS -- Level 1.........................      41,153     9.8077            403,615      --               403,615
     MSS -- Level 2.........................      79,048     9.8055            775,110      --               775,110
     MSS -- Level 3.........................     210,599     9.8041          2,064,729      --             2,064,729
     MSS -- Level 4.........................     132,986     9.8019          1,303,006      --             1,303,006
     MIS -- Level 1.........................     350,223    10.4852          3,672,167      --             3,672,167
     MIS -- Level 2.........................     500,652    10.4829          5,248,272      --             5,248,272
     MIS -- Level 3.........................     903,301    10.4813          9,467,767      --             9,467,767
     MIS -- Level 4.........................     243,492    10.4789          2,833,825      --             2,833,825
     MMS -- Level 1.........................      37,443    10.0815            377,479      --               377,479
     MMS -- Level 2.........................      91,335    10.0794            920,600      --               920,600
     MMS -- Level 3.........................      81,945    10.0779            825,833      --               825,833

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 2000 -- continued

                                                      Applicable to Owners of
                                                Deferred Variable Annuity Contracts     Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ----------------------------------------   Variable
 (CONTINUED):                                   Units     Unit Value        Value        Annuities        Total
                                              ----------  ----------   ---------------  -----------  ---------------
   MFS REGATTA EXTRA CONTRACTS -- continued:
     MMS -- Level 4.........................     153,062   $10.0758    $     1,540,151  $   --       $     1,540,151
     NWD -- Level 1.........................      80,543    11.4210            919,882      --               919,882
     NWD -- Level 2.........................     176,155    11.4185          2,011,417      --             2,011,417
     NWD -- Level 3.........................     140,149    11.4168          1,600,047      --             1,600,047
     NWD -- Level 4.........................     133,759    11.4142          1,525,929      --             1,525,929
     RES -- Level 1.........................     102,795    10.6329          1,093,004      --             1,093,004
     RES -- Level 2.........................     176,312    10.6305          1,874,277      --             1,874,277
     RES -- Level 3.........................     191,579    10.6289          2,036,263      --             2,036,263
     RES -- Level 4.........................      66,159    10.6265            702,357      --               702,357
     RGS -- Level 1.........................      11,324    10.0976            114,349      --               114,349
     RGS -- Level 2.........................       1,779    10.0955             17,958      --                17,958
     RGS -- Level 3.........................      54,969    10.0941            554,858      --               554,858
     RGS -- Level 4.........................       7,316    10.0920             73,737      --                73,737
     RSS -- Level 1.........................      36,711    10.2092            374,791      --               374,791
     RSS -- Level 2.........................      68,436    10.2069            698,522      --               698,522
     RSS -- Level 3.........................     116,849    10.2054          1,192,497      --             1,192,497
     RSS -- Level 4.........................      19,088    10.2032            194,453      --               194,453
     SIS -- Level 1.........................       3,624    10.1960             36,946      --                36,946
     SIS -- Level 2.........................       9,233    10.1939             94,117      --                94,117
     SIS -- Level 3.........................       2,451    10.1925             24,986      --                24,986
     SIS -- Level 4.........................       8,367    10.1903             86,643      --                86,643
     TRS -- Level 1.........................      88,619    10.1411            898,695      --               898,695
     TRS -- Level 2.........................     119,027    10.1389          1,206,803      --             1,206,803
     TRS -- Level 3.........................     101,123    10.1375          1,025,128      --             1,025,128
     TRS -- Level 4.........................      16,445    10.1353            168,157      --               168,157
     UTS -- Level 1.........................      76,682    10.2576            786,575      --               786,575
     UTS -- Level 2.........................     109,596    10.2553          1,123,939      --             1,123,939
     UTS -- Level 3.........................     180,795    10.2537          1,853,822      --             1,853,822
     UTS -- Level 4.........................      32,622    10.2514            341,060      --               341,060
     GAA -- Level 1.........................       4,137    10.3871             42,970      --                42,970
     GAA -- Level 2.........................       9,746    10.3848            101,207      --               101,207
     GAA -- Level 3.........................      41,718    10.3832            433,169      --               433,169
     GAA -- Level 4.........................         211    10.3809              2,077      --                 2,077
     GGS -- Level 1.........................      11,825    10.1930            120,536      --               120,536
     GGS -- Level 2.........................       6,742    10.1907             68,706      --                68,706
     GGS -- Level 3.........................       4,852    10.1892             49,442      --                49,442
     GGS -- Level 4.........................       7,109    10.1870             72,354      --                72,354
     GGR -- Level 1.........................      41,351    10.4484            432,054      --               432,054
     GGR -- Level 2.........................      60,831    10.4460            635,440      --               635,440
     GGR -- Level 3.........................     167,126    10.4445          1,745,541      --             1,745,541
     GGR -- Level 4.........................      81,793    10.4421            853,726      --               853,726
     GTR -- Level 1.........................       3,174    10.1947             32,360      --                32,360
     GTR -- Level 2.........................       5,359    10.1924             54,616      --                54,616
     GTR -- Level 3.........................      19,861    10.1909            202,399      --               202,399
     GTR -- Level 4.........................         509    10.1887              5,184      --                 5,184
     SGS -- Level 1.........................      20,412    10.3528            211,320      --               211,320
     SGS -- Level 2.........................      60,329    10.3506            624,439      --               624,439
     SGS -- Level 3.........................     103,386    10.3490          1,069,947      --             1,069,947
     SGS -- Level 4.........................      40,913    10.3467            422,948      --               422,948
                                                                       ---------------  -----------  ---------------
                                                                       $   120,882,545  $   --       $   120,882,545
                                                                       ---------------  -----------  ---------------
     Net Assets.....................................................   $13,124,315,412  $47,479,566  $13,171,794,978
                                                                       ===============  ===========  ===============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 2000

                                          BDS             CAS             COS             MIT
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                      ------------   --------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $ 2,376,672    $ 229,759,796    $ 59,697,952    $151,163,534
   Mortality and expense risk
    charges.........................     (337,833)     (11,166,803)     (3,275,520)    (12,523,866)
   Distribution and administrative
    expense charges.................      (40,540)      (1,340,016)       (393,062)     (1,502,864)
                                      -----------    -------------    ------------    ------------
       Net investment income
        (loss)......................  $ 1,998,299    $ 217,252,977    $ 56,029,370    $137,136,804
                                      -----------    -------------    ------------    ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 8,531,541    $ 255,838,296    $ 20,138,284    $195,331,184
     Cost of investments sold.......   (8,748,871)    (176,411,356)    (10,174,259)   (122,531,708)
                                      -----------    -------------    ------------    ------------
       Net realized gains
        (losses)....................  $  (217,330)   $  79,426,940    $  9,964,025    $ 72,799,476
                                      -----------    -------------    ------------    ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $(1,143,372)   $ 275,945,644    $103,417,423    $119,829,981
     Beginning of period............     (731,928)     473,751,561     136,961,819     331,150,359
                                      -----------    -------------    ------------    ------------
       Change in unrealized
        appreciation
        (depreciation)..............  $  (411,444)   $(197,805,917)   $(33,544,396)   $(211,320,378)
                                      -----------    -------------    ------------    ------------
     Realized and unrealized gains
      (losses)......................  $  (628,774)   $(118,378,977)   $(23,580,371)   $(138,520,902)
                                      -----------    -------------    ------------    ------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ 1,369,525    $  98,874,000    $ 32,448,999    $ (1,384,098)
                                      ===========    =============    ============    ============

                                          EGS              EIS              FCE
                                      Sub-Account      Sub-Account      Sub-Account
                                      -------------   --------------   --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $132,865,620      $   546,227      $     4,860
   Mortality and expense risk
    charges.........................    (8,771,710)        (302,453)        (255,409)
   Distribution and administrative
    expense charges.................    (1,052,605)         (36,294)         (30,649)
                                      ------------      -----------      -----------
       Net investment income
        (loss)......................  $123,041,305      $   207,480      $  (281,198)
                                      ------------      -----------      -----------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 67,526,105      $ 5,976,710      $11,941,272
     Cost of investments sold.......   (25,753,735)      (5,816,026)     (10,498,861)
                                      ------------      -----------      -----------
       Net realized gains
        (losses)....................  $ 41,772,370      $   160,684      $ 1,442,411
                                      ------------      -----------      -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $497,917,096      $ 4,029,592      $ 3,481,572
     Beginning of period............   696,941,762          815,964        7,573,821
                                      ------------      -----------      -----------
       Change in unrealized
        appreciation
        (depreciation)..............  $(199,024,666)    $ 3,213,628      $(4,092,249)
                                      ------------      -----------      -----------
     Realized and unrealized gains
      (losses)......................  $(157,252,296)    $ 3,374,312      $(2,649,838)
                                      ------------      -----------      -----------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $(34,210,991)     $ 3,581,792      $(2,931,036)
                                      ============      ===========      ===========

                                          FCG            FCI            GSS             HYS
                                      Sub-Account    Sub-Account    Sub-Account     Sub-Account
                                      ------------   ------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $ 1,557,547    $ 8,131,650    $ 27,076,668    $ 26,830,340
   Mortality and expense risk
    charges.........................     (485,045)      (501,934)     (2,738,181)     (1,833,786)
   Distribution and administrative
    expense charges.................      (58,205)       (60,232)       (328,582)       (220,054)
                                      -----------    -----------    ------------    ------------
       Net investment income
        (loss)......................  $ 1,014,297    $ 7,569,484    $ 24,009,905    $ 24,776,500
                                      -----------    -----------    ------------    ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains(losses) on
    investment transactions:
     Proceeds from sales............  $27,072,531    $44,847,133    $ 81,128,756    $ 52,578,466
     Cost of investments sold.......  (23,190,598)   (43,337,705)    (81,955,693)    (58,056,729)
                                      -----------    -----------    ------------    ------------
       Net realized gains
        (losses)....................  $ 3,881,933    $ 1,509,428    $   (826,937)   $ (5,478,263)
                                      -----------    -----------    ------------    ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $10,333,730    $ 5,501,324    $(20,661,027)   $(29,553,137)
     Beginning of period............   14,196,828     11,755,882     (13,183,512)     (8,680,569)
                                      -----------    -----------    ------------    ------------
       Change in unrealized
        appreciation
        (depreciation)..............  $(3,863,098)   $(6,254,558)   $ (7,477,515)   $(20,872,568)
                                      -----------    -----------    ------------    ------------
     Realized and unrealized gains
      (losses)......................  $    18,835    $(4,745,130)   $ (8,304,452)   $(26,350,831)
                                      -----------    -----------    ------------    ------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ 1,033,132    $ 2,824,354    $ 15,705,453    $ (1,574,331)
                                      ===========    ===========    ============    ============

                                          MSS              MIS               MMS
                                      Sub-Account      Sub-Account       Sub-Account
                                      -------------   ---------------   ---------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $115,341,726      $ 28,048,136      $ 10,882,579
   Mortality and expense risk
    charges.........................    (3,946,583)       (4,091,366)       (2,424,598)
   Distribution and administrative
    expense charges.................      (473,590)         (490,964)         (290,952)
                                      ------------      ------------      ------------
       Net investment income
        (loss)......................  $110,921,553      $ 23,465,806      $  8,167,029
                                      ------------      ------------      ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains(losses) on
    investment transactions:
     Proceeds from sales............  $ 58,241,171      $ 14,669,611      $461,406,232
     Cost of investments sold.......   (34,083,512)       (9,202,274)     (461,406,232)
                                      ------------      ------------      ------------
       Net realized gains
        (losses)....................  $ 24,157,659      $  5,467,337      $   --
                                      ------------      ------------      ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $ 95,449,926      $104,834,170      $   --
     Beginning of period............   284,470,613       114,855,426          --
                                      ------------      ------------      ------------
       Change in unrealized
        appreciation
        (depreciation)..............  $(189,020,687)    $(10,021,256)     $   --
                                      ------------      ------------      ------------
     Realized and unrealized gains
      (losses)......................  $(164,863,028)    $ (4,553,919)     $   --
                                      ------------      ------------      ------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $(53,941,475)     $ 18,911,887      $  8,167,029
                                      ============      ============      ============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 2000 -- continued

                                          NWD             RES             RGS            RSS
                                      Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                      ------------   --------------   ------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $ 6,461,103    $ 127,950,420    $ 1,397,380    $  2,181,345
   Mortality and expense risk
    charges.........................     (627,445)      (7,520,953)      (479,755)       (238,159)
   Distribution and administrative
    expense charges.................      (75,293)        (902,514)       (57,571)        (28,579)
                                      -----------    -------------    -----------    ------------
       Net investment income
        (loss)......................  $ 5,758,365    $ 119,526,953    $   860,054    $  1,914,607
                                      -----------    -------------    -----------    ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $14,756,436    $  70,734,804    $ 9,423,597    $  6,270,621
     Cost of investments sold.......   (7,914,872)     (39,576,820)    (8,435,433)     (4,627,751)
                                      -----------    -------------    -----------    ------------
       Net realized gains
        (losses)....................  $ 6,841,564    $  31,157,984    $   988,164    $  1,642,870
                                      -----------    -------------    -----------    ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $14,861,571    $ 288,471,011    $ 4,355,459    $  2,918,894
     Beginning of period............   21,187,835      369,190,915      5,552,651       6,041,356
                                      -----------    -------------    -----------    ------------
       Change in unrealized
        appreciation
        (depreciation)..............  $(6,326,264)   $ (80,719,904)   $(1,197,192)   $ (3,122,462)
                                      -----------    -------------    -----------    ------------
   Realized and unrealized gains
    (losses)........................  $   515,300    $ (49,561,920)   $  (209,028)   $ (1,479,592)
                                      -----------    -------------    -----------    ------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ 6,273,665    $  69,965,033    $   651,026    $    435,015
                                      ===========    =============    ===========    ============

                                          SIS              TRS
                                      Sub-Account      Sub-Account
                                      ------------   ----------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $   896,245    $   162,152,566
   Mortality and expense risk
    charges.........................     (129,699)        (9,932,255)
   Distribution and administrative
    expense charges.................      (15,564)        (1,191,871)
                                      -----------    ---------------
       Net investment income
        (loss)......................  $   750,982    $   151,028,440
                                      -----------    ---------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 4,031,894    $   280,522,586
     Cost of investments sold.......   (3,860,314)      (257,751,729)
                                      -----------    ---------------
       Net realized gains
        (losses)....................  $   171,580    $    22,770,857
                                      -----------    ---------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $  (206,339)   $  (159,355,557)
     Beginning of period............      463,814        (14,746,361)
                                      -----------    ---------------
       Change in unrealized
        appreciation
        (depreciation)..............  $  (670,153)   $  (144,609,196)
                                      -----------    ---------------
   Realized and unrealized gains
    (losses)........................  $  (498,573)   $  (121,838,339)
                                      -----------    ---------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $   252,409    $    29,190,101
                                      ===========    ===============

                                           UTS              GAA             GGS             GGR
                                       Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                      --------------   --------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  43,299,993    $   6,310,603    $  2,420,231    $ 63,822,469
   Mortality and expense risk
    charges.........................     (2,650,681)        (739,919)       (369,348)     (2,690,811)
   Distribution and administrative
    expense charges.................       (318,082)         (88,790)        (44,322)       (322,897)
                                      -------------    -------------    ------------    ------------
       Net investment income
        (loss)......................  $  40,331,230    $   5,481,894    $  2,006,561    $ 60,808,761
                                      -------------    -------------    ------------    ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $  14,177,857    $   8,926,060    $ 12,259,484    $ 35,124,878
     Cost of investments sold.......     (9,454,550)      (7,470,628)    (14,605,016)    (20,725,098)
                                      -------------    -------------    ------------    ------------
       Net realized gains
        (losses)....................  $   4,723,307    $   1,455,432    $ (2,345,532)   $ 14,399,780
                                      -------------    -------------    ------------    ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $  42,815,556    $   9,145,033    $ (6,234,801)   $ 96,237,740
     Beginning of period............     77,255,375       13,719,084      (5,513,624)    178,498,769
                                      -------------    -------------    ------------    ------------
       Change in unrealized
        appreciation
        (depreciation)..............  $ (34,439,819)   $  (4,574,051)   $   (721,177)   $(82,261,029)
                                      -------------    -------------    ------------    ------------
   Realized and unrealized gains
    (losses)........................  $ (29,716,512)   $  (3,118,619)   $ (3,066,709)   $(67,861,249)
                                      -------------    -------------    ------------    ------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $  10,614,718    $   2,363,275    $ (1,060,148)   $ (7,052,488)
                                      =============    =============    ============    ============

                                           GTR               SGS
                                       Sub-Account       Sub-Account
                                      --------------   ----------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $   7,281,344    $        27,121
   Mortality and expense risk
    charges.........................       (601,226)          (197,104)
   Distribution and administrative
    expense charges.................        (72,147)           (23,652)
                                      -------------    ---------------
       Net investment income
        (loss)......................  $   6,607,971    $      (193,635)
                                      -------------    ---------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $   9,804,859    $     1,215,530
     Cost of investments sold.......     (8,051,425)        (1,006,100)
                                      -------------    ---------------
       Net realized gains
        (losses)....................  $   1,753,434    $       209,430
                                      -------------    ---------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $   5,040,176    $     2,948,480
     Beginning of period............     11,918,237          1,072,320
                                      -------------    ---------------
       Change in unrealized
        appreciation
        (depreciation)..............  $  (6,878,061)   $     1,876,160
                                      -------------    ---------------
   Realized and unrealized gains
    (losses)........................  $  (5,124,627)   $     2,085,590
                                      -------------    ---------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $   1,483,344    $     1,891,955
                                      =============    ===============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                             BDS                               CAS
                                         Sub-Account                       Sub-Account
                                -----------------------------  -----------------------------------
                                  Six Months     Year Ended      Six Months        Year Ended
                                    Ended       December 31,       Ended          December 31,
                                June 30, 2000       1999       June 30, 2000          1999
                                --------------  -------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)....................   $  1,998,299   $    (64,548)  $  217,252,977  $      144,473,869
   Net realized gains
    (losses)..................       (217,330)       (20,595)      79,426,940         105,714,742
   Net unrealized gains
    (losses)..................       (411,444)    (1,017,930)    (197,805,917)        186,413,366
                                 ------------   ------------   --------------  ------------------
       Increase (Decrease) in
        net assets from
        operations............   $  1,369,525   $ (1,103,073)  $   98,874,000  $      436,601,977
                                 ------------   ------------   --------------  ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received................   $  3,511,642   $ 11,283,792   $   38,418,818  $       76,869,793
     Net transfers between
      Sub-Accounts and Fixed
      Account.................      4,416,132     26,002,672       21,351,397           2,132,992
     Withdrawals, surrenders,
      annuitizations and
      contract charges........     (2,414,534)    (3,714,192)    (109,473,273)       (174,746,999)
                                 ------------   ------------   --------------  ------------------
       Net accumulation
        activity..............   $  5,513,240   $ 33,572,272   $  (49,703,058) $      (95,744,214)
                                 ------------   ------------   --------------  ------------------
   Annuitization Activity:
     Annuitizations...........   $     15,856   $     79,698   $    1,069,122  $        1,893,718
     Annuity payments and
      contract charges........        (87,382)       (25,302)      (1,132,341)         (1,271,221)
     Net Transfers between
      Sub-Accounts............       --              --                 1,603             109,831
     Adjustments to annuity
      reserves................        (47,771)         2,648          (62,093)           (272,714)
                                 ------------   ------------   --------------  ------------------
       Net annuitization
        activity..............   $   (119,297)  $     57,044   $     (123,709) $          459,614
                                 ------------   ------------   --------------  ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions..............   $  5,393,943   $ 33,629,316   $  (49,826,767) $      (95,284,600)
                                 ------------   ------------   --------------  ------------------
     Increase (Decrease) in
      net assets..............   $  6,763,468   $ 32,526,243   $   49,047,233  $      341,317,377
 NET ASSETS:
   Beginning of period........     52,108,331     19,582,088    1,835,767,127       1,494,449,750
                                 ------------   ------------   --------------  ------------------
   End of period..............   $ 58,871,799   $ 52,108,331   $1,884,814,360  $    1,835,767,127
                                 ============   ============   ==============  ==================

                                            COS
                                        Sub-Account
                               -----------------------------
                                 Six Months     Year Ended
                                   Ended       December 31,
                               June 30, 2000       1999
                               --------------  -------------
 OPERATIONS:
   Net investment income
    (loss)...................   $ 56,029,370   $  1,603,428
   Net realized gains
    (losses).................      9,964,025     10,214,814
   Net unrealized gains
    (losses).................    (33,544,396)   104,479,069
                                ------------   ------------
       Increase (Decrease) in
        net assets from
        operations...........   $ 32,448,999   $116,297,311
                                ------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received...............   $ 47,026,089   $ 42,581,763
     Net transfers between
      Sub-Accounts and Fixed
      Account................    109,440,571    100,363,903
     Withdrawals, surrenders,
      annuitizations and
      contract charges.......    (21,002,038)   (18,079,962)
                                ------------   ------------
       Net accumulation
        activity.............   $135,464,622   $124,865,704
                                ------------   ------------
   Annuitization Activity:
     Annuitizations..........   $    250,618   $    359,014
     Annuity payments and
      contract charges.......       (125,423)      (143,073)
     Net Transfers between
      Sub-Accounts...........       --               33,759
     Adjustments to annuity
      reserves...............         (8,319)       (43,544)
                                ------------   ------------
       Net annuitization
        activity.............   $    116,876   $    206,156
                                ------------   ------------
   Increase (Decrease) in net
    assets from contract owne
    transactions.............   $135,581,498   $125,071,860
                                ------------   ------------
     Increase (Decrease) in
      net assets.............   $168,030,497   $241,369,171
 NET ASSETS:
   Beginning of period.......    428,729,157    187,359,986
                                ------------   ------------
   End of period.............   $596,759,654   $428,729,157
                                ============   ============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                      MIT                                       EGS
                                                  Sub-Account                               Sub-Account
                                     -------------------------------------  --------------------------------------------
                                       Six Months         Year Ended             Six Months             Year Ended
                                         Ended           December 31,               Ended              December 31,
                                     June 30, 2000           1999               June 30, 2000              1999
                                     --------------  ---------------------  ---------------------  ---------------------
 OPERATIONS:
   Net investment income (loss)..... $  137,136,804  $        116,479,963   $        123,041,305   $            452,941
   Net realized gains (losses)......     72,799,476           116,205,611             41,772,370             60,071,700
   Net unrealized gains (losses)....   (211,320,378)         (121,684,348)          (199,024,666)           502,048,606
                                     --------------  --------------------   --------------------   --------------------
       Increase (Decrease) in net
        assets from operations...... $   (1,384,098) $        111,001,226   $        (34,210,991)  $        562,573,247
                                     --------------  --------------------   --------------------   --------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $   60,562,636  $        200,798,865   $         67,421,222   $         72,378,390
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................      9,925,761           215,949,849            113,150,554             80,609,004
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (99,202,231)         (159,633,917)           (57,078,354)           (63,348,442)
                                     --------------  --------------------   --------------------   --------------------
       Net accumulation activity.... $  (28,713,834) $        257,114,797   $        123,493,422   $         89,638,952
                                     --------------  --------------------   --------------------   --------------------
   Annuitization Activity:
     Annuitizations................. $      685,868  $          2,805,581   $            421,066   $          1,166,495
     Annuity payments and contract
      charges.......................       (627,952)             (993,419)              (424,817)              (240,170)
     Net Transfers between
      Sub-Accounts..................         18,376               (31,426)                    70                 24,221
     Adjustments to annuity
      reserves......................       (119,261)              (68,461)                17,044                 (5,370)
                                     --------------  --------------------   --------------------   --------------------
       Net annuitization activity... $      (42,969) $          1,712,275   $             13,363   $            945,176
                                     --------------  --------------------   --------------------   --------------------
   Increase (Decrease) in net assets
    from contract owner
    transactions.................... $  (28,756,803) $        258,827,072   $        123,506,785   $         90,584,128
                                     --------------  --------------------   --------------------   --------------------
     Increase (Decrease) in net
      assets........................ $  (30,140,901) $        369,828,298   $         89,295,794   $        653,157,375
 NET ASSETS:
   Beginning of period..............  2,096,720,038         1,726,891,740          1,354,104,868            700,947,493
                                     --------------  --------------------   --------------------   --------------------
   End of period.................... $2,066,579,137  $      2,096,720,038   $      1,443,400,662   $      1,354,104,868
                                     ==============  ====================   ====================   ====================

                                                  EIS
                                              Sub-Account
                                      ----------------------------
                                        Six Months    Year Ended
                                          Ended      December 31,
                                      June 30, 2000      1999
                                      -------------- -------------
 OPERATIONS:
   Net investment income (loss).....   $   207,480    $  (268,821)
   Net realized gains (losses)......       160,684        950,678
   Net unrealized gains (losses)....     3,213,628        220,608
                                       -----------    -----------
       Increase (Decrease) in net
        assets from operations......   $ 3,581,792    $   902,465
                                       -----------    -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $ 3,501,826    $11,769,375
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    12,155,150     22,083,804
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (1,829,407)    (2,323,339)
                                       -----------    -----------
       Net accumulation activity....   $13,827,569    $31,529,840
                                       -----------    -----------
   Annuitization Activity:
     Annuitizations.................   $   --         $    12,343
     Annuity payments and contract
      charges.......................          (361)          (181)
     Net Transfers between
      Sub-Accounts..................       --             --
     Adjustments to annuity
      reserves......................          (690)          (177)
                                       -----------    -----------
       Net annuitization activity...   $    (1,051)   $    11,985
                                       -----------    -----------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $13,826,518    $31,541,825
                                       -----------    -----------
     Increase (Decrease) in net
      assets........................   $17,408,310    $32,444,290
 NET ASSETS:
   Beginning of period..............    40,936,047      8,491,757
                                       -----------    -----------
   End of period....................   $58,344,357    $40,936,047
                                       ===========    ===========

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 FCE                          FCG
                                             Sub-Account                  Sub-Account
                                     ---------------------------- ----------------------------
                                       Six Months    Year Ended     Six Months    Year Ended
                                         Ended      December 31,      Ended      December 31,
                                     June 30, 2000      1999      June 30, 2000      1999
                                     -------------- ------------- -------------- -------------
 OPERATIONS:
   Net investment income (loss).....   $  (281,198)  $  (333,930)   $ 1,014,297   $  (399,246)
   Net realized gains (losses)......     1,442,411    (1,729,186)     3,881,933     1,603,586
   Net unrealized gains (losses)....    (4,092,249)   12,931,317     (3,863,098)   14,716,273
                                       -----------   -----------    -----------   -----------
       Increase (Decrease) in net
        assets from operations......   $(2,931,036)  $10,868,201    $ 1,033,132   $15,920,613
                                       -----------   -----------    -----------   -----------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $ 2,287,442   $ 2,257,666    $ 9,461,226   $ 7,721,195
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................     6,610,060    10,148,747     17,615,534    10,540,394
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (2,007,413)   (2,575,449)    (2,374,461)   (3,292,901)
                                       -----------   -----------    -----------   -----------
       Net accumulation activity....   $ 6,890,089   $ 9,830,964    $24,702,299   $14,968,688
                                       -----------   -----------    -----------   -----------
   Annuitization Activity:
     Annuitizations.................   $    61,320   $   154,638    $    34,065   $    39,173
     Annuity payments and contract
      charges.......................       (45,044)       (8,635)       (13,317)       (9,967)
     Net transfers between
      Sub-Accounts..................      --              54,153       --             --
     Adjustments to annuity
      reserves......................        (1,305)       (3,330)        11,646       (15,216)
                                       -----------   -----------    -----------   -----------
       Net annuitization activity...   $    14,971   $   196,826    $    32,394   $    13,990
                                       -----------   -----------    -----------   -----------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $ 6,905,060   $10,027,790    $24,734,693   $14,982,678
                                       -----------   -----------    -----------   -----------
     Increase (Decrease) in net
      assets........................   $ 3,974,024   $20,895,991    $25,767,825   $30,903,291
 NET ASSETS:
   Beginning of period..............    37,872,729    16,976,738     66,209,989    35,306,698
                                       -----------   -----------    -----------   -----------
   End of period....................   $41,846,753   $37,872,729    $91,977,814   $66,209,989
                                       ===========   ===========    ===========   ===========

                                                  FCI
                                              Sub-Account
                                      ----------------------------
                                        Six Months    Year Ended
                                          Ended      December 31,
                                      June 30, 2000      1999
                                      -------------- -------------
 OPERATIONS:
   Net investment income (loss).....    $ 7,569,484   $ 1,191,818
   Net realized gains (losses)......      1,509,428     5,298,157
   Net unrealized gains (losses)....     (6,254,558)    5,260,268
                                        -----------   -----------
       Increase (Decrease) in net
        assets from operations......    $ 2,824,354   $11,750,243
                                        -----------   -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....    $ 1,654,501   $ 4,415,080
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................      2,150,953    (1,761,772)
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (3,578,872)   (5,447,333)
                                        -----------   -----------
       Net accumulation activity....    $   226,582   $(2,794,025)
                                        -----------   -----------
   Annuitization Activity:
     Annuitizations.................    $    33,035   $    59,613
     Annuity payments and contract
      charges.......................        (12,260)      (14,579)
     Net transfers between
      Sub-Accounts..................       --             --
     Adjustments to annuity
      reserves......................         (1,291)       (4,391)
                                        -----------   -----------
       Net annuitization activity...    $    19,484   $    40,643
                                        -----------   -----------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................    $   246,066   $(2,753,382)
                                        -----------   -----------
     Increase (Decrease) in net
      assets........................    $ 3,070,420   $ 8,996,861
 NET ASSETS:
   Beginning of period..............     80,896,713    71,899,852
                                        -----------   -----------
   End of period....................    $83,967,133   $80,896,713
                                        ===========   ===========

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 GSS                          HYS
                                             Sub-Account                  Sub-Account
                                     ---------------------------- ----------------------------
                                       Six Months    Year Ended     Six Months    Year Ended
                                         Ended      December 31,      Ended      December 31,
                                     June 30, 2000      1999      June 30, 2000      1999
                                     -------------- ------------- -------------- -------------
 OPERATIONS:
   Net investment income (loss).....  $ 24,009,905  $ 15,668,791   $ 24,776,500  $ 20,575,633
   Net realized gains (losses)......      (826,937)   (2,683,104)    (5,478,263)   (3,849,529)
   Net unrealized gains (losses)....    (7,477,515)  (27,290,375)   (20,872,568)     (700,282)
                                      ------------  ------------   ------------  ------------
       Increase (Decrease) in net
        assets from operations......  $ 15,705,453  $(14,304,688)  $ (1,574,331) $ 16,025,822
                                      ------------  ------------   ------------  ------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $  7,335,470  $ 26,767,871   $  7,936,252  $ 20,195,648
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    10,774,726    91,170,433      3,228,398    20,734,522
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (37,634,143)  (59,337,154)   (18,420,419)  (36,583,190)
                                      ------------  ------------   ------------  ------------
       Net accumulation activity....  $(19,523,947) $ 58,601,150   $ (7,255,769) $  4,346,980
                                      ------------  ------------   ------------  ------------
   Annuitization Activity:
     Annuitizations.................  $    397,786  $    665,654   $    201,719  $    333,040
     Annuity payments and contract
      charges.......................      (214,109)     (452,725)      (178,950)     (295,312)
     Net transfers between
      Sub-Accounts..................        17,643        (3,904)      --             --
     Adjustments to annuity
      reserves......................       (14,406)       (4,610)       (57,676)      (22,546)
                                      ------------  ------------   ------------  ------------
       Net annuitization activity...  $    186,914  $    204,415   $    (34,907) $     15,182
                                      ------------  ------------   ------------  ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $(19,337,033) $ 58,805,565   $ (7,290,676) $  4,362,162
                                      ------------  ------------   ------------  ------------
     Increase (Decrease) in net
      assets........................  $ (3,631,580) $ 44,500,877   $ (8,865,007) $ 20,387,984
 NET ASSETS:
   Beginning of period..............   444,641,082   400,140,205    306,726,019   286,338,035
                                      ------------  ------------   ------------  ------------
   End of period....................  $441,009,502  $444,641,082   $297,861,012  $306,726,019
                                      ============  ============   ============  ============

                                                  MSS
                                              Sub-Account
                                      ----------------------------
                                        Six Months    Year Ended
                                          Ended      December 31,
                                      June 30, 2000      1999
                                      -------------- -------------
 OPERATIONS:
   Net investment income (loss).....   $110,921,553  $ (5,294,340)
   Net realized gains (losses)......     24,157,659    15,953,711
   Net unrealized gains (losses)....   (189,020,687)  267,741,266
                                       ------------  ------------
       Increase (Decrease) in net
        assets from operations......   $(53,941,475) $278,400,637
                                       ------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $ 24,963,330  $ 16,920,035
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................     56,993,327    52,096,752
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (41,678,702)  (51,120,379)
                                       ------------  ------------
       Net accumulation activity....   $ 40,277,955  $ 17,896,408
                                       ------------  ------------
   Annuitization Activity:
     Annuitizations.................   $    379,611  $    135,661
     Annuity payments and contract
      charges.......................       (365,497)     (320,573)
     Net transfers between
      Sub-Accounts..................       --             118,980
     Adjustments to annuity
      reserves......................        (32,409)      (51,415)
                                       ------------  ------------
       Net annuitization activity...   $    (18,295) $   (117,347)
                                       ------------  ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $ 40,259,660  $ 17,779,061
                                       ------------  ------------
     Increase (Decrease) in net
      assets........................   $(13,681,815) $296,179,698
 NET ASSETS:
   Beginning of period..............    630,280,709   334,101,011
                                       ------------  ------------
   End of period....................   $616,598,894  $630,280,709
                                       ============  ============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 MIS                          MMS
                                             Sub-Account                  Sub-Account
                                     ---------------------------- ----------------------------
                                       Six Months    Year Ended     Six Months    Year Ended
                                         Ended      December 31,      Ended      December 31,
                                     June 30, 2000      1999      June 30, 2000      1999
                                     -------------- ------------- -------------- -------------
 OPERATIONS:
   Net investment income (loss).....  $ 23,465,806  $   (519,923)  $  8,167,029  $ 14,066,908
   Net realized gains (losses)......     5,467,337     6,220,402       --             --
   Net unrealized gains(losses).....   (10,021,256)  103,443,251       --             --
                                      ------------  ------------   ------------  ------------
       Increase (Decrease) in net
        assets from operations......  $ 18,911,887  $109,143,730   $  8,167,029  $ 14,066,908
                                      ------------  ------------   ------------  ------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $ 74,524,611  $137,436,213   $ 33,581,867  $ 77,465,420
     Net transfers
      betweenSub-Accounts and Fixed
      Account.......................   163,465,687   223,731,514     (8,846,873)  176,379,832
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (22,068,930)  (20,457,443)  (122,325,947) (230,737,769)
                                      ------------  ------------   ------------  ------------
       Net accumulation activity....  $215,921,368  $340,710,284   $(97,590,953) $ 23,107,483
                                      ------------  ------------   ------------  ------------
   Annuitization Activity:
     Annuitizations.................  $    347,092  $    755,518   $   --        $  1,593,879
     Annuity payments and contract
      charges.......................      (149,778)      (48,148)      (171,408)     (347,973)
     Net transfers between
      Sub-Accounts..................      --              47,324           (350)     (646,987)
     Adjustments to annuity
      reserves......................        76,817       (53,623)       (14,010)      (33,773)
                                      ------------  ------------   ------------  ------------
       Net annuitization activity...  $    274,131  $    701,071   $   (185,768) $    565,146
                                      ------------  ------------   ------------  ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $216,195,499  $341,411,355   $(97,776,721) $ 23,672,629
                                      ------------  ------------   ------------  ------------
     Increase (Decrease) in net
      assets........................  $235,107,386  $450,555,085   $(89,609,692) $ 37,739,537
 NET ASSETS:
   Beginning of period..............   531,745,990    81,190,905    454,644,884   416,905,347
                                      ------------  ------------   ------------  ------------
   End of period....................  $766,853,376  $531,745,990   $365,035,192  $454,644,884
                                      ============  ============   ============  ============

                                                  NWD
                                              Sub-Account
                                      ----------------------------
                                        Six Months    Year Ended
                                          Ended      December 31,
                                      June 30, 2000      1999
                                      -------------- -------------
 OPERATIONS:
   Net investment income (loss).....   $  5,758,365   $  (241,342)
   Net realized gains (losses)......      6,841,564     1,355,381
   Net unrealized gains(losses).....     (6,326,264)   19,683,822
                                       ------------   -----------
       Increase (Decrease) in net
        assets from operations......   $  6,273,665   $20,797,861
                                       ------------   -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $ 18,407,437   $10,051,271
     Net transfers
      betweenSub-Accounts and Fixed
      Account.......................     56,171,890    20,319,479
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (3,332,226)   (2,113,261)
                                       ------------   -----------
       Net accumulation activity....   $ 71,247,101   $28,257,489
                                       ------------   -----------
   Annuitization Activity:
     Annuitizations.................   $     50,173   $   339,593
     Annuity payments and contract
      charges.......................        (67,763)      (15,934)
     Net transfers between
      Sub-Accounts..................       --              41,259
     Adjustments to annuity
      reserves......................         61,036       (46,627)
                                       ------------   -----------
       Net annuitization activity...   $     43,446   $   318,291
                                       ------------   -----------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $ 71,290,547   $28,575,780
                                       ------------   -----------
     Increase (Decrease) in net
      assets........................   $ 77,564,212   $49,373,641
 NET ASSETS:
   Beginning of period..............     62,650,765    13,277,124
                                       ------------   -----------
   End of period....................   $140,214,977   $62,650,765
                                       ============   ===========

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     RES                                    RGS
                                                 Sub-Account                            Sub-Account
                                      ----------------------------------  ---------------------------------------
                                        Six Months        Year Ended          Six Months           Year Ended
                                          Ended          December 31,            Ended            December 31,
                                      June 30, 2000          1999            June 30, 2000            1999
                                      --------------  ------------------  -------------------  ------------------
 OPERATIONS:
   Net investment income (loss).....  $  119,526,953  $      19,843,457    $         860,054   $        (620,571)
   Net realized gains (losses)......      31,157,984         51,545,740              988,164           1,981,525
   Net unrealized gains (losses)....     (80,719,904)       146,995,453           (1,197,192)          2,065,260
                                      --------------  -----------------    -----------------   -----------------
       Increase (Decrease) in net
        assets from operations......  $   69,965,033  $     218,384,650    $         651,026   $       3,426,214
                                      --------------  -----------------    -----------------   -----------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $   27,852,468  $      60,172,716    $       3,000,060   $      12,282,216
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................      21,558,888         46,692,915            5,755,140          27,754,724
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (53,632,492)       (78,027,604)          (3,727,219)         (4,602,039)
                                      --------------  -----------------    -----------------   -----------------
       Net accumulation activity....  $   (4,221,136) $      28,838,027    $       5,027,981   $      35,434,901
                                      --------------  -----------------    -----------------   -----------------
   Annuitization Activity:
     Annuitizations.................  $      527,982  $         727,314    $          33,414   $          45,656
     Annuity payments and contract
      charges.......................        (313,047)          (340,066)             (14,760)            (22,411)
     Net transfers between
      Sub-Accounts..................          18,306             45,500           --                  --
     Adjustments to annuity
      reserves......................          26,414           (116,242)              (1,182)                646
                                      --------------  -----------------    -----------------   -----------------
       Net annuitization activity...  $      259,655  $         316,506    $          17,472   $          23,891
                                      --------------  -----------------    -----------------   -----------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $   (3,961,481) $      29,154,533    $       5,045,453   $      35,458,792
                                      --------------  -----------------    -----------------   -----------------
     Increase (Decrease) in net
      assets........................  $   66,003,552  $     247,539,183    $       5,696,479   $      38,885,006
 NET ASSETS:
   Beginning of period..............   1,195,550,735        948,011,552           75,159,185          36,274,179
                                      --------------  -----------------    -----------------   -----------------
   End of period....................  $1,261,554,287  $   1,195,550,735    $      80,855,664   $      75,159,185
                                      ==============  =================    =================   =================

                                                  RSS
                                              Sub-Account
                                      ----------------------------
                                        Six Months    Year Ended
                                          Ended      December 31,
                                      June 30, 2000      1999
                                      -------------- -------------
 OPERATIONS:
   Net investment income (loss).....   $ 1,914,607    $  (141,943)
   Net realized gains (losses)......     1,642,870      1,511,865
   Net unrealized gains (losses)....    (3,122,462)     5,914,674
                                       -----------    -----------
       Increase (Decrease) in net
        assets from operations......   $   435,015    $ 7,284,596
                                       -----------    -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $ 8,168,728    $ 4,475,044
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    10,059,463     15,355,290
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (1,263,096)    (1,000,866)
                                       -----------    -----------
       Net accumulation activity....   $16,965,095    $18,829,468
                                       -----------    -----------
   Annuitization Activity:
     Annuitizations.................   $    42,928    $   206,502
     Annuity payments and contract
      charges.......................       (55,101)       --
     Net transfers between
      Sub-Accounts..................       --             --
     Adjustments to annuity
      reserves......................        19,236        --
                                       -----------    -----------
       Net annuitization activity...   $     7,063    $   206,502
                                       -----------    -----------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $16,972,158    $19,035,970
                                       -----------    -----------
     Increase (Decrease) in net
      assets........................   $17,407,173    $26,320,566
 NET ASSETS:
   Beginning of period..............    29,839,876      3,519,310
                                       -----------    -----------
   End of period....................   $47,247,049    $29,839,876
                                       ===========    ===========

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 SIS                           TRS
                                             Sub-Account                   Sub-Account
                                     ---------------------------- ------------------------------
                                       Six Months    Year Ended     Six Months      Year Ended
                                         Ended      December 31,       Ended       December 31,
                                     June 30, 2000      1999       June 30, 2000       1999
                                     -------------- ------------- --------------- --------------
 OPERATIONS:
   Net investment income (loss).....  $   750,982    $    83,369  $  151,028,440  $  244,657,574
   Net realized gains (losses)......      171,580         89,915      22,770,857      43,556,184
   Net unrealized gains (losses)....     (670,153)       246,639    (144,609,196)   (262,617,068)
                                      -----------    -----------  --------------  --------------
       Increase (Decrease) in net
        assets from operations......  $   252,409    $   419,923  $   29,190,101  $   25,596,690
                                      -----------    -----------  --------------  --------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $ 1,904,369    $ 3,507,488  $   21,861,343  $   88,544,205
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    3,005,248      8,565,548    (102,287,193)     81,610,921
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (1,334,482)      (830,463)   (126,675,376)   (250,384,445)
                                      -----------    -----------  --------------  --------------
       Net accumulation activity....  $ 3,575,135    $11,242,573  $ (207,101,226) $  (80,229,319)
                                      -----------    -----------  --------------  --------------
   Annuitization Activity:
     Annuitizations.................  $   --         $   --       $    1,274,056  $    2,259,139
     Annuity payments and contract
      charges.......................      --             --             (903,171)     (1,437,038)
     Net transfers between
      Sub-Accounts..................      --             --              (55,787)        (39,113)
     Adjustments to annuity
      reserves......................      --             --             (107,420)       (169,445)
                                      -----------    -----------  --------------  --------------
       Net annuitization activity...  $   --         $   --       $      207,678  $      613,543
                                      -----------    -----------  --------------  --------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $ 3,575,135    $11,242,573  $ (206,893,548) $  (79,615,776)
                                      -----------    -----------  --------------  --------------
     Increase (Decrease) in net
      assets........................  $ 3,827,544    $11,662,496  $ (177,703,447) $  (54,019,086)
 NET ASSETS:
   Beginning of period..............   19,443,594      7,781,098   1,762,062,170   1,816,081,256
                                      -----------    -----------  --------------  --------------
   End of period....................  $23,271,138    $19,443,594  $1,584,358,723  $1,762,062,170
                                      ===========    ===========  ==============  ==============

                                                  UTS
                                              Sub-Account
                                      ----------------------------
                                        Six Months    Year Ended
                                          Ended      December 31,
                                      June 30, 2000      1999
                                      -------------- -------------
 OPERATIONS:
   Net investment income (loss).....   $ 40,331,230  $ 24,907,386
   Net realized gains (losses)......      4,723,307    10,701,662
   Net unrealized gains (losses)....    (34,439,819)   42,961,865
                                       ------------  ------------
       Increase (Decrease) in net
        assets from operations......   $ 10,614,718  $ 78,570,913
                                       ------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $ 24,403,224  $ 34,302,650
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................     66,120,022    67,737,731
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (18,356,679)  (19,915,248)
                                       ------------  ------------
       Net accumulation activity....   $ 72,166,567  $ 82,125,133
                                       ------------  ------------
   Annuitization Activity:
     Annuitizations.................   $    252,591  $    111,619
     Annuity payments and contract
      charges.......................       (145,593)     (154,181)
     Net transfers between
      Sub-Accounts..................       --             324,919
     Adjustments to annuity
      reserves......................        (37,059)      (15,579)
                                       ------------  ------------
       Net annuitization activity...   $     69,939  $    266,778
                                       ------------  ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $ 72,236,506  $ 82,391,911
                                       ------------  ------------
     Increase (Decrease) in net
      assets........................   $ 82,851,224  $160,962,824
 NET ASSETS:
   Beginning of period..............    372,217,804   211,254,980
                                       ------------  ------------
   End of period....................   $455,069,028  $372,217,804
                                       ============  ============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 GAA                          GGS
                                             Sub-Account                  Sub-Account
                                     ---------------------------- ----------------------------
                                       Six Months    Year Ended     Six Months    Year Ended
                                         Ended      December 31,      Ended      December 31,
                                     June 30, 2000      1999      June 30, 2000      1999
                                     -------------- ------------- -------------- -------------
 OPERATIONS:
   Net investment income (loss).....  $  5,481,894  $  4,809,747   $ 2,006,561   $  8,275,209
   Net realized gains (losses)......     1,455,432     2,885,303    (2,345,532)    (1,779,438)
   Net unrealized gains (losses)....    (4,574,051)   10,272,405      (721,177)   (12,083,431)
                                      ------------  ------------   -----------   ------------
       Increase (Decrease) in net
        assets from operations......  $  2,363,275  $ 17,967,455   $(1,060,148)  $ (5,587,660)
                                      ------------  ------------   -----------   ------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $  2,173,408  $  2,661,148   $ 1,311,106   $  1,751,874
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................     1,736,626   (14,351,525)   (1,992,145)    (4,727,708)
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (5,911,526)   (8,142,859)   (7,038,679)   (14,312,841)
                                      ------------  ------------   -----------   ------------
       Net accumulation activity....  $ (2,001,492) $(19,833,236)  $(7,719,718)  $(17,288,675)
                                      ------------  ------------   -----------   ------------
   Annuitization Activity:
     Annuitizations.................  $    181,614  $     12,744   $    52,911   $    100,118
     Annuity payments and contract
      charges.......................       (68,817)     (102,934)      (68,842)      (114,238)
     Net transfers between
      Sub-Accounts..................            70       (33,199)      --             --
     Adjustments to annuity
      reserves......................       (19,657)       14,208        (2,938)       (22,713)
                                      ------------  ------------   -----------   ------------
       Net annuitization activity...  $     93,210  $   (109,181)  $   (18,869)  $    (36,833)
                                      ------------  ------------   -----------   ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $ (1,908,282) $(19,942,417)  $(7,738,587)  $(17,325,508)
                                      ------------  ------------   -----------   ------------
     Increase (Decrease) in net
      assets........................  $    454,993  $ (1,974,962)  $(8,798,735)  $(22,913,168)
 NET ASSETS:
   Beginning of period..............   121,370,650   123,345,612    66,900,795     89,813,963
                                      ------------  ------------   -----------   ------------
   End of period....................  $121,825,643  $121,370,650   $58,102,060   $ 66,900,795
                                      ============  ============   ===========   ============

                                                  GGR
                                              Sub-Account
                                      ----------------------------
                                        Six Months    Year Ended
                                          Ended      December 31,
                                      June 30, 2000      1999
                                      -------------- -------------
 OPERATIONS:
   Net investment income (loss).....   $ 60,808,761  $  6,750,260
   Net realized gains (losses)......     14,399,780    12,474,312
   Net unrealized gains (losses)....    (82,261,029)  145,129,697
                                       ------------  ------------
       Increase (Decrease) in net
        assets from operations......   $ (7,052,488) $164,354,269
                                       ------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $ 15,967,052  $ 10,448,847
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................     30,459,662    11,508,041
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (24,392,662)  (26,312,080)
                                       ------------  ------------
       Net accumulation activity....   $ 22,034,052  $ (4,355,192)
                                       ------------  ------------
   Annuitization Activity:
     Annuitizations.................   $    394,280  $    166,248
     Annuity payments and contract
      charges.......................       (133,640)     (116,958)
     Net transfers between
      Sub-Accounts..................             70       (12,182)
     Adjustments to annuity
      reserves......................        (11,280)       22,465
                                       ------------  ------------
       Net annuitization activity...   $    249,430  $     59,573
                                       ------------  ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $ 22,283,482  $ (4,295,619)
                                       ------------  ------------
     Increase (Decrease) in net
      assets........................   $ 15,230,994  $160,058,650
 NET ASSETS:
   Beginning of period..............    420,537,886   260,479,236
                                       ------------  ------------
   End of period....................   $435,768,880  $420,537,886
                                       ============  ============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 GTR                          SGS
                                             Sub-Account                  Sub-Account
                                     ---------------------------- ----------------------------
                                       Six Months    Year Ended     Six Months    Year Ended
                                         Ended      December 31,      Ended      December 31,
                                     June 30, 2000      1999      June 30, 2000     1999(a)
                                     -------------- ------------- -------------- -------------
 OPERATIONS:
   Net investment income (loss).....  $  6,607,971  $  5,898,913   $  (193,635)   $   (7,994)
   Net realized gains (losses)......     1,753,434     3,497,527       209,430      (341,864)
   Net unrealized gains (losses)....    (6,878,061)   (2,696,231)    1,876,160     1,072,320
                                      ------------  ------------   -----------    ----------
       Increase (Decrease) in net
       assets from operations.......  $  1,483,344  $  6,700,209   $ 1,891,955    $  722,462
                                      ------------  ------------   -----------    ----------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $  1,519,308  $  5,485,526   $ 8,101,076    $  421,107
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    (1,489,456)    1,803,965    31,962,372     8,018,971
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (4,632,057)   (6,850,689)     (781,426)       (4,249)
                                      ------------  ------------   -----------    ----------
       Net accumulation activity....  $ (4,602,205) $    438,802   $39,282,022    $8,435,829
                                      ------------  ------------   -----------    ----------
   Annuitization Activity:
     Annuitizations.................  $      7,913  $    114,644   $   --         $  --
     Annuity payments and contract
      charges.......................       (56,110)      (78,129)       (1,252)      --
     Net transfers between
      Sub-Accounts..................      --             --            --            --
     Adjustments to annuity
      reserves......................        (2,565)       (3,828)          320       --
                                      ------------  ------------   -----------    ----------
       Net annuitization activity...  $    (50,762) $     32,687   $      (932)   $  --
                                      ------------  ------------   -----------    ----------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $ (4,652,967) $    471,489   $39,281,090    $8,435,829
                                      ------------  ------------   -----------    ----------
     Increase (Decrease) in net
      assets........................  $ (3,169,623) $  7,171,698   $41,173,045    $9,158,291
 NET ASSETS:
   Beginning of period..............   102,446,170    95,274,472     9,158,291       --
                                      ------------  ------------   -----------    ----------
   End of period....................  $ 99,276,547  $102,446,170   $50,331,336    $9,158,291
                                      ============  ============   ===========    ==========

(a) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS
INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts and Regatta Extra contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account attributable to the Contracts is invested in shares of a specific corresponding series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS
INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(3) CONTRACT CHARGES -- CONTINUED
Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Regatta, Regatta Gold and Regatta Platinum contracts, 1.00% for Regatta Classic contracts and 1.30% for Regatta Extra Level 1 contracts, 1.45% for Regatta Extra Level 2 contracts, 1.55% for Regatta Extra Level 3 contracts, and 1.70% for Regatta Extra Level 4 contracts.

Each year on the account anniversary, an account administration fee ("Account Fee") equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra contracts and $50 in the case of Regatta Classic contracts (after account year 5, the account fee, for Regatta Gold, Regatta Platinum and Regatta Extra contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta, Regatta Gold, Regatta Platinum and Regatta Extra contracts, a withdrawal charge (contingent deferred sales charge) of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum and Regatta Extra contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 4% or 3%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable, and the 2000 Individual Annuitant Mortality Table and an assumed rate of 3% for Regatta Extra. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS
INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                        Units Transferred
                                                                                       Between Sub-Accounts
                                                                                               and
                                    Units Outstanding                                   Fixed Accumulation
                                   Beginning of Period         Units Purchased               Account
                                 ------------------------  ------------------------  ------------------------
                                    Six                       Six                       Six
                                  Months        Year        Months        Year        Months        Year
                                   Ended        Ended        Ended        Ended        Ended        Ended
                                 June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                   2000         1999         2000         1999         2000         1999
                                 ---------  -------------  ---------  -------------  ---------  -------------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1                     22,958     464,349      1,434        1,694        (12,648)     (403,678)
 CAS -- Level 2                  7,847,274   9,053,993      5,852        6,466        102,346       841,337
 GSS -- Level 1                     --         325,241        --         1,870          --         (310,743)
 GSS -- Level 2                  2,795,724   2,656,978     18,618       10,259        (30,665)    1,016,504
 HYS -- Level 1                        165      73,632        --           165           (165)      (69,249)
 HYS -- Level 2                  1,075,336   1,320,379        --           --          (2,939)      160,884
 MSS -- Level 1                      5,113     196,463        380          719         (3,157)     (170,145)
 MSS -- Level 2                  2,678,028   2,730,897      4,329        8,046        156,498       791,231
 MMS -- Level 1                     16,140     268,447        --         6,604           (105)      (78,142)
 MMS -- Level 2                  2,672,617   3,722,758      7,413       46,627        540,395     4,208,078
 TRS -- Level 1                     31,742     898,137        389          980        (23,487)     (753,744)
 TRS -- Level 2                  9,929,414  12,506,430      5,577       12,834       (324,178)    1,380,346
 GGS -- Level 1                        495      89,328        --           762           (495)      (80,050)
 GGS -- Level 2                    630,136     834,010      2,984          --         (17,192)       81,087


                                     Units Withdrawn,
                                     Surrendered, and          Units Outstanding
                                        Annuitized               End of Period
                                 -------------------------  ------------------------
                                    Six                        Six
                                   Months        Year        Months        Year
                                   Ended         Ended        Ended        Ended
                                  June 30,   December 31,   June 30,   December 31,
                                    2000         1999         2000         1999
                                 ----------  -------------  ---------  -------------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1                        (274)      (39,407)     11,470       22,958
 CAS -- Level 2                    (644,273)   (2,054,522)  7,311,199    7,847,274
 GSS -- Level 1                      --           (16,368)     --           --
 GSS -- Level 2                    (302,523)     (888,017)  2,481,154    2,795,724
 HYS -- Level 1                      --            (4,383)     --              165
 HYS -- Level 2                    (147,600)     (405,927)    924,797    1,075,336
 MSS -- Level 1                          (1)      (21,924)      2,335        5,113
 MSS -- Level 2                    (252,062)     (852,146)  2,586,793    2,678,028
 MMS -- Level 1                        (643)     (180,769)     15,392       16,140
 MMS -- Level 2                    (954,474)   (5,304,846)  2,265,951    2,672,617
 TRS -- Level 1                      (6,316)     (113,631)      2,328       31,742
 TRS -- Level 2                  (1,367,005)   (3,970,196)  8,243,808    9,929,414
 GGS -- Level 1                      --            (9,545)     --              495
 GGS -- Level 2                     (73,502)     (284,961)    542,426      630,136

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS
INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                          Units Transferred
                                                                                        Between Sub-Accounts
                                                                                                 and
                                     Units Outstanding                                   Fixed Accumulation
                                    Beginning of Period         Units Purchased                Account
                                 -------------------------  ------------------------  -------------------------
                                    Six                        Six                       Six
                                   Months        Year        Months        Year         Months        Year
                                   Ended         Ended        Ended        Ended        Ended         Ended
                                  June 30,   December 31,   June 30,   December 31,    June 30,   December 31,
                                    2000         1999         2000         1999          2000         1999
                                 ----------  -------------  ---------  -------------  ----------  -------------
 MFS REGATTA GOLD CONTRACTS:
 ------------------------------
 BDS                              2,085,322    1,182,239      14,205       128,326       (32,846)   1,055,550
 CAS                             32,846,090   37,500,481     181,817       515,449      (340,894)  (1,432,874)
 COS                             12,845,672   10,262,282     138,438       317,640     2,071,660    3,084,055
 MIT                             49,201,899   51,880,765     262,084     1,104,376    (2,196,592)     814,616
 EGS                             28,061,821   28,900,957     217,767       564,144       941,846      856,790
 EIS                              1,301,166      528,238      30,207        96,901       304,229      840,387
 FCE                              2,761,034    2,147,348      17,859        49,578        23,848      814,122
 FCG                              3,187,799    3,290,043      37,225       103,809       516,199       71,906
 FCI                              4,509,596    5,214,558      26,124        53,226         8,871     (373,297)
 GSS                             23,230,411   23,218,234      95,082       381,294      (451,045)   2,812,014
 HYS                             12,537,119   14,190,817      53,437       209,455      (600,795)    (264,388)
 MSS                             11,032,465   11,245,144      79,599       111,495       609,878      874,242
 MIS                             11,985,320    4,121,518     248,169     1,179,064     3,782,231    7,769,109
 MMS                             28,447,843   29,387,086     388,770     1,347,998       172,188   10,642,975
 NWD                              1,599,416      794,859      79,011        99,202     1,684,347      818,140
 RES                             35,935,779   38,553,986     205,341       602,325      (284,763)    (220,117)
 RGS                              3,153,242    2,408,676      19,305       120,353       (84,974)     906,773
 RSS                              1,114,581      190,267      77,526        29,576       216,575      929,786
 SIS                                892,490      622,914      18,048        67,062        45,036      260,781
 TRS                             62,923,966   71,102,020     304,989       922,198    (5,401,463)    (771,786)
 UTS                              9,588,408    9,023,102      83,592       323,450       949,614      972,853
 GAA                              6,188,330    7,576,691      29,320        61,909        41,936     (972,115)
 GGS                              3,941,088    5,048,219      35,055        51,599      (219,954)    (404,547)
 GGR                             13,513,835   14,522,129      81,812       189,567       494,925       82,020
 GTR                              4,907,545    5,354,633      22,549        80,538      (179,232)    (144,224)
 SGS(a)                             558,856      --           44,781         4,006     1,819,118      555,135


                                     Units Withdrawn,
                                     Surrendered, and            Units Outstanding
                                        Annuitized                 End of Period
                                 -------------------------  ----------------------------
                                    Six                          Six
                                   Months        Year          Months          Year
                                   Ended         Ended          Ended          Ended
                                  June 30,   December 31,     June 30,     December 31,
                                    2000         1999           2000           1999
                                 ----------  -------------  -------------  -------------
 MFS REGATTA GOLD CONTRACTS:
 ------------------------------
 BDS                               (123,057)     (280,793)     1,943,624     2,085,322
 CAS                             (1,957,101)   (3,736,966)    30,729,912    32,846,090
 COS                               (605,114)     (818,305)    14,450,656    12,845,672
 MIT                             (2,579,380)   (4,597,858)    44,688,011    49,201,899
 EGS                             (1,219,446)   (2,260,070)    28,001,988    28,061,821
 EIS                                (95,269)     (164,360)     1,540,333     1,301,166
 FCE                               (132,048)     (250,014)     2,670,693     2,761,034
 FCG                               (141,372)     (277,959)     3,599,851     3,187,799
 FCI                               (222,226)     (384,891)     4,322,365     4,509,596
 GSS                             (2,103,213)   (3,181,131)    20,771,235    23,230,411
 HYS                               (776,208)   (1,598,765)    11,213,553    12,537,119
 MSS                               (715,872)   (1,198,416)    11,006,070    11,032,465
 MIS                               (654,982)   (1,084,371)    15,360,738    11,985,320
 MMS                             (7,395,994)  (12,930,216)   (21,612,807)   28,447,843
 NWD                               (105,372)     (112,785)     3,257,402     1,599,416
 RES                             (1,663,658)   (3,000,415)    34,192,699    35,935,779
 RGS                               (198,954)     (282,560)     2,888,619     3,153,242
 RSS                                (55,732)      (35,048)     1,352,950     1,114,581
 SIS                               (103,023)      (58,267)       852,551       892,490
 TRS                             (4,550,605)   (8,328,466)    53,276,887    62,923,966
 UTS                               (497,515)     (730,997)    10,124,099     9,588,408
 GAA                               (309,542)     (478,155)     5,950,044     6,188,330
 GGS                               (441,079)     (754,183)     3,315,110     3,941,088
 GGR                               (806,758)   (1,279,881)    13,283,814    13,513,835
 GTR                               (243,569)     (383,402)     4,507,293     4,907,545
 SGS(a)                             (48,005)         (285)     2,374,750       558,856

(a) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS
INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                          Units Transferred
                                                                                        Between Sub-Accounts
                                                                                                 and
                                     Units Outstanding                                   Fixed Accumulation
                                    Beginning of Period         Units Purchased                Account
                                 -------------------------  ------------------------  -------------------------
                                    Six                        Six                       Six
                                   Months        Year        Months        Year         Months        Year
                                   Ended         Ended        Ended        Ended        Ended         Ended
                                  June 30,   December 31,   June 30,   December 31,    June 30,   December 31,
                                    2000         1999         2000         1999          2000         1999
                                 ----------  -------------  ---------  -------------  ----------  -------------
 MFS REGATTA CLASSIC CONTRACTS:
 ------------------------------
 BDS                                 48,210       35,123      3,825         38,838        (4,636)      (23,411)
 CAS                                643,838      465,812     33,489         98,517      (103,875)      127,840
 COS                                450,750      277,518     48,008         98,185        13,134        94,668
 MIT                              1,467,541    1,213,193     94,833        343,708      (143,573)       47,381
 EGS                              1,130,669      959,802     79,470        206,621       135,879        (6,847)
 EIS                                 74,460       12,113     10,311         36,114        (6,929)       28,711
 FCE                                 72,781       43,654      3,369         14,933         6,690        17,553
 FCG                                 98,698       83,820     17,682         33,705         4,771        (6,058)
 FCI                                 89,652       90,582      4,661          5,230          (716)          289
 GSS                                282,054      297,310     25,644        100,923        21,415       (71,777)
 HYS                                312,392      342,363     27,078         64,265        (2,292)      (62,579)
 MSS                                305,995      140,324     30,556         64,332         5,463       112,516
 MIS                                501,609      232,788    131,927        298,311       184,743       (19,461)
 MMS                              1,078,121      270,417    254,050      1,348,530      (103,506)      (15,060)
 NWD                                 99,057       29,182     26,600         55,212        91,261        19,871
 RES                                963,271      872,289     51,010        161,577         8,064       (26,160)
 RGS                                 74,418       33,882        505         40,357        (6,074)        2,489
 RSS                                 28,986        2,234     23,824         11,775        14,237        15,565
 SIS                                 22,950        2,577      7,745         17,748         3,018         2,629
 TRS                              1,987,855    1,731,292     76,207        455,454      (158,552)      (52,461)
 UTS                                356,269      178,136     40,204         90,782       (29,397)      119,327
 GAA                                 43,343       53,167      4,433          1,943         1,257        (7,138)
 GGS                                 42,362       40,071      1,151         13,692       (10,930)       (7,500)
 GGR                                135,881      121,297     16,519         17,448         4,801         7,909
 GTR                                118,027       91,253      2,425         35,847        (2,754)       (2,772)
 SGS(a)                               5,701      --          19,203         --            31,347         5,701


                                     Units Withdrawn,
                                     Surrendered, and           Units Outstanding
                                        Annuitized                End of Period
                                 -------------------------  -------------------------
                                    Six                        Six
                                   Months        Year         Months        Year
                                   Ended         Ended        Ended         Ended
                                  June 30,   December 31,    June 30,   December 31,
                                    2000         1999          2000         1999
                                 ----------  -------------  ----------  -------------
 MFS REGATTA CLASSIC CONTRACTS:
 ------------------------------
 BDS                                (18,523)       (2,340)      28,876        48,210
 CAS                                (35,765)      (48,331)     537,687       643,838
 COS                                (33,709)      (19,621)     478,183       450,750
 MIT                               (116,494)     (136,741)   1,302,307     1,467,541
 EGS                                (52,743)      (28,907)   1,293,275     1,130,669
 EIS                                 (4,198)       (2,478)      73,644        74,460
 FCE                                 (2,482)       (3,359)      80,358        72,781
 FCG                                 (2,491)      (12,769)     118,660        98,698
 FCI                                 (1,975)       (6,449)      91,622        89,652
 GSS                                (12,992)      (44,402)     316,121       282,054
 HYS                                (25,587)      (31,657)     311,591       312,392
 MSS                                 (8,300)      (11,177)     333,714       305,995
 MIS                                (84,738)      (10,029)     733,541       501,609
 MMS                               (924,021)     (525,766)     304,644     1,078,121
 NWD                                 (3,174)       (5,208)     213,744        99,057
 RES                                (36,922)      (44,435)     985,423       963,271
 RGS                                 (9,276)       (2,310)      59,573        74,418
 RSS                                   (636)         (588)      66,411        28,986
 SIS                                   (844)           (4)      32,869        22,950
 TRS                                (51,987)     (146,430)   1,853,523     1,987,855
 UTS                                (12,584)      (31,976)     354,492       356,269
 GAA                                 (1,090)       (4,629)      47,943        43,343
 GGS                                 (2,654)       (3,901)      29,929        42,362
 GGR                                 (1,852)      (10,773)     155,349       135,881
 GTR                                 (1,258)       (6,301)     116,440       118,027
 SGS(a)                                (335)      --            55,916         5,701

(a) For the period November 24, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS
INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                           Units Transferred
                                                                                         Between Sub-Accounts
                                                                                                  and
                                     Units Outstanding                                    Fixed Accumulation
                                    Beginning of Period          Units Purchased                Account
                                 -------------------------  -------------------------  -------------------------
                                    Six                        Six                        Six
                                   Months        Year         Months        Year         Months        Year
                                   Ended         Ended        Ended         Ended        Ended         Ended
                                  June 30,   December 31,    June 30,   December 31,    June 30,   December 31,
                                    2000         1999          2000         1999          2000         1999
                                 ----------  -------------  ----------  -------------  ----------  -------------
 MFS REGATTA PLATINUM
 CONTRACTS:
 ------------------------------
 BDS                              2,970,448      628,000      228,968      941,360        473,344     1,491,043
 CAS                             10,770,738    1,683,164    1,604,224    4,849,607      2,407,387     4,545,428
 COS                              6,088,167      556,955    1,757,194    2,758,794      3,228,116     2,891,912
 MIT                             36,443,681    5,331,018    3,060,159   14,730,220      7,405,562    17,398,081
 EGS                              9,952,208    1,651,404    2,109,275    4,181,549      3,486,203     4,397,355
 EIS                              2,322,545      272,362      230,615      946,919        810,233     1,153,460
 FCE                                471,834       72,586      116,560      171,566        466,730       260,658
 FCG                              1,960,439      338,938      468,090      649,457        927,196     1,016,982
 FCI                                904,331      199,346       76,893      355,635        195,739       379,426
 GSS                              6,917,529      816,102      333,618    1,959,697      1,774,017     4,315,488
 HYS                              5,126,512    1,000,705      552,406    1,613,791      1,473,919     2,693,972
 MSS                              2,096,399      211,044      869,208      948,374      1,094,024       986,589
 MIS                             20,741,206    2,428,134    2,946,237    9,327,754      6,086,470     9,497,539
 MMS                              4,848,739      886,479    1,699,516    4,525,979     (1,051,967)      (51,593)
 NWD                              2,064,540      436,178      653,896      750,621      1,276,834       945,469
 RES                              9,822,632    1,751,713    1,121,569    3,783,737      2,195,250     4,553,399
 RGS                              2,692,647      387,080      188,061      945,769        647,997     1,427,602
 RSS                                914,188      181,131      296,703      366,014        480,501       418,385
 SIS                                987,192      157,634      138,701      270,681        248,088       588,831
 TRS                             17,437,345    2,318,847    1,107,160    5,942,946      2,224,689     9,684,842
 UTS                              6,397,913      819,649    1,156,126    2,177,718      2,574,613     3,571,380
 GAA                                502,791      228,839       88,977      168,337         81,756       134,452
 GGS                                301,714       76,270       49,931       79,719        128,811       159,520
 GGR                              1,328,571      162,856      575,332      536,984        901,038       661,623
 GTR                                901,334      152,857       72,503      356,243        168,053       417,027
 SGS(a)                             189,701      --           407,262       32,991        684,845       156,786


                                     Units Withdrawn,
                                     Surrendered, and           Units Outstanding
                                        Annuitized                End of Period
                                 -------------------------  -------------------------
                                    Six                        Six
                                   Months        Year         Months        Year
                                   Ended         Ended        Ended         Ended
                                  June 30,   December 31,    June 30,   December 31,
                                    2000         1999          2000         1999
                                 ----------  -------------  ----------  -------------
 MFS REGATTA PLATINUM
 CONTRACTS:
 ------------------------------
 BDS                                (94,610)      (89,955)   3,578,150     2,970,448
 CAS                               (392,488)     (307,461)  14,389,861    10,770,738
 COS                               (258,561)     (119,494)  10,814,916     6,088,167
 MIT                             (1,153,369)   (1,015,638)  45,756,033    36,443,681
 EGS                               (359,158)     (278,100)  15,188,528     9,952,208
 EIS                                (68,630)      (50,196)   3,294,763     2,322,545
 FCE                                (44,944)      (32,976)   1,010,180       471,834
 FCG                                (53,262)      (44,938)   3,302,463     1,960,439
 FCI                                (19,907)      (30,076)   1,157,056       904,331
 GSS                               (295,287)     (173,758)   8,729,877     6,917,529
 HYS                               (168,093)     (181,956)   6,984,744     5,126,512
 MSS                               (120,786)      (49,608)   3,938,845     2,096,399
 MIS                               (626,239)     (512,221)  29,147,674    20,741,206
 MMS                               (660,878)     (512,126)   4,795,410     4,848,739
 NWD                                (80,028)      (67,728)   3,915,242     2,064,540
 RES                               (305,914)     (266,217)  12,833,537     9,822,632
 RGS                                (80,178)      (67,804)   3,448,527     2,692,647
 RSS                                (38,972)      (51,342)   1,652,420       914,188
 SIS                                (26,809)      (29,954)   1,347,172       987,192
 TRS                               (680,881)     (509,290)  20,088,313    17,437,345
 UTS                               (226,913)     (170,834)   9,901,739     6,397,913
 GAA                                (15,714)      (28,837)     657,810       502,791
 GGS                                (16,057)      (13,795)     464,399       301,714
 GGR                                (67,166)      (32,892)   2,737,775     1,328,571
 GTR                                (19,776)      (24,793)   1,122,114       901,334
 SGS(a)                             (16,880)          (76)   1,264,928       189,701

(a) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS
INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                          Units Transferred
                                                                                        Between Sub-Accounts
                                                                                                 and
                                     Units Outstanding                                   Fixed Accumulation
                                    Beginning of Period         Units Purchased                Account
                                 -------------------------  ------------------------  -------------------------
                                    Six                        Six                       Six
                                   Months        Year        Months        Year         Months        Year
                                   Ended         Ended        Ended        Ended        Ended         Ended
                                  June 30,   December 31,   June 30,   December 31,    June 30,   December 31,
                                    2000         1999         2000         1999          2000         1999
                                 ----------  -------------  ---------  -------------  ----------  -------------
 MFS REGATTA EXTRA
 CONTRACTS:(a)
 ------------------------------
 BDS  -- Level 1                     --          --             675         --            --           --
 BDS  -- Level 2                     --          --          14,706         --               144       --
 BDS  -- Level 3                     --          --          61,991         --            --           --
 BDS  -- Level 4                     --          --          22,487         --            --           --
 CAS  -- Level 1                     --          --          80,273         --             1,924       --
 CAS  -- Level 2                     --          --         135,161         --             1,199       --
 CAS  -- Level 3                     --          --         273,192         --             7,209       --
 CAS  -- Level 4                     --          --          83,231         --               224       --
 COS  -- Level 1                     --          --         178,729         --            12,141       --
 COS  -- Level 2                     --          --         288,090         --             3,356       --
 COS  -- Level 3                     --          --         608,145         --             4,206       --
 COS  -- Level 4                     --          --         149,439         --            (8,698)      --
 MIT  -- Level 1                     --          --         230,644         --           (19,991)      --
 MIT  -- Level 2                     --          --         473,078         --            10,479       --
 MIT  -- Level 3                     --          --         749,532         --            25,867       --
 MIT  -- Level 4                     --          --         167,259         --            73,517       --
 EGS  -- Level 1                     --          --         241,963         --           (13,424)      --
 EGS  -- Level 2                     --          --         345,170         --            12,636       --
 EGS  -- Level 3                     --          --         529,236         --            34,540       --
 EGS  -- Level 4                     --          --         255,916         --            74,917       --
 EIS   -- Level 1                    --          --          13,812         --                (3)      --
 EIS   -- Level 2                    --          --          12,909         --            --           --
 EIS   -- Level 3                    --          --          16,469         --            --           --
 EIS   -- Level 4                    --          --           7,126         --               121       --
 FCE  -- Level 1                     --          --          19,482         --            --           --
 FCE  -- Level 2                     --          --           6,651         --             1,008       --
 FCE  -- Level 3                     --          --          17,307         --             2,464       --
 FCE  -- Level 4                     --          --          21,587         --               154       --
 FCG  -- Level 1                     --          --          41,649         --               899       --
 FCG  -- Level 2                     --          --          62,246         --               646       --
 FCG  -- Level 3                     --          --         156,109         --             4,460       --
 FCG  -- Level 4                     --          --          52,008         --               573       --
 FCI   -- Level 1                    --          --           3,877         --               203       --
 FCI   -- Level 2                    --          --          21,893         --            --           --
 FCI   -- Level 3                    --          --           4,717         --               169       --


                                     Units Withdrawn,
                                     Surrendered, and           Units Outstanding
                                        Annuitized                End of Period
                                 -------------------------  -------------------------
                                    Six                        Six
                                   Months        Year         Months        Year
                                   Ended         Ended        Ended         Ended
                                  June 30,   December 31,    June 30,   December 31,
                                    2000         1999          2000         1999
                                 ----------  -------------  ----------  -------------
 MFS REGATTA EXTRA
 CONTRACTS:(a)
 ------------------------------
 BDS  -- Level 1                     --           --               675       --
 BDS  -- Level 2                     --           --            14,850       --
 BDS  -- Level 3                        (86)      --            61,905       --
 BDS  -- Level 4                     --           --            22,487       --
 CAS  -- Level 1                        (78)      --            82,119       --
 CAS  -- Level 2                        (78)      --           136,282       --
 CAS  -- Level 3                     (1,439)      --           278,962       --
 CAS  -- Level 4                       (178)      --            83,277       --
 COS  -- Level 1                       (126)      --           190,744       --
 COS  -- Level 2                       (363)      --           291,083       --
 COS  -- Level 3                       (574)      --           611,777       --
 COS  -- Level 4                     (2,034)      --           138,707       --
 MIT  -- Level 1                       (110)      --           210,543       --
 MIT  -- Level 2                     (4,069)      --           479,488       --
 MIT  -- Level 3                     (1,782)      --           773,617       --
 MIT  -- Level 4                     (2,259)      --           238,517       --
 EGS  -- Level 1                        (69)      --           228,470       --
 EGS  -- Level 2                       (545)      --           357,261       --
 EGS  -- Level 3                     (1,740)      --           562,036       --
 EGS  -- Level 4                     (1,999)      --           328,834       --
 EIS   -- Level 1                    --           --            13,809       --
 EIS   -- Level 2                       (22)      --            12,887       --
 EIS   -- Level 3                    --           --            16,469       --
 EIS   -- Level 4                    --           --             7,247       --
 FCE  -- Level 1                     --           --            19,482       --
 FCE  -- Level 2                     --           --             7,659       --
 FCE  -- Level 3                     --           --            19,771       --
 FCE  -- Level 4                        (25)      --            21,716       --
 FCG  -- Level 1                        (37)      --            42,511       --
 FCG  -- Level 2                        (44)      --            62,848       --
 FCG  -- Level 3                        (80)      --           160,489       --
 FCG  -- Level 4                        (80)      --            52,501       --
 FCI   -- Level 1                    --           --             4,080       --
 FCI   -- Level 2                    --           --            21,893       --
 FCI   -- Level 3                    --           --             4,886       --

(a) For the period April 10, 2000 (commencement of operations of Sub-Account) through June 30, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS
INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

                                                                                          Units Transferred
                                                                                        Between Sub-Accounts
                                                                                                 and
                                     Units Outstanding                                   Fixed Accumulation
                                    Beginning of Period         Units Purchased                Account
                                 -------------------------  ------------------------  -------------------------
                                    Six                        Six                       Six
                                   Months        Year        Months        Year         Months        Year
                                   Ended         Ended        Ended        Ended        Ended         Ended
                                  June 30,   December 31,   June 30,   December 31,    June 30,   December 31,
                                    2000         1999         2000         1999          2000         1999
                                 ----------  -------------  ---------  -------------  ----------  -------------
 MFS REGATTA EXTRA
  CONTRACTS:(a) -- CONTINUED
 ------------------------------
 GSS  -- Level 1                     --          --          22,065         --               790       --
 GSS  -- Level 2                     --          --          52,667         --               621       --
 GSS  -- Level 3                     --          --          56,186         --               472       --
 GSS  -- Level 4                     --          --          72,909         --            (4,844)      --
 HYS  -- Level 1                     --          --          17,697         --               314       --
 HYS  -- Level 2                     --          --          32,572         --               348       --
 HYS  -- Level 3                     --          --          29,909         --             2,472       --
 HYS  -- Level 4                     --          --          28,673         --              (126)      --
 MSS  -- Level 1                     --          --          41,051         --               126       --
 MSS  -- Level 2                     --          --          77,098         --             1,990       --
 MSS  -- Level 3                     --          --         207,821         --             4,233       --
 MSS  -- Level 4                     --          --          58,275         --            75,318       --
 MIS  -- Level 1                     --          --         358,653         --            (8,190)      --
 MIS  -- Level 2                     --          --         489,556         --            13,762       --
 MIS  -- Level 3                     --          --         877,912         --            27,400       --
 MIS  -- Level 4                     --          --         257,763         --           (11,301)      --
 MMS -- Level 1                      --          --          67,504         --           (30,061)      --
 MMS -- Level 2                      --          --         130,529         --           (38,737)      --
 MMS -- Level 3                      --          --         106,521         --           (24,576)      --
 MMS -- Level 4                      --          --         475,968         --          (319,866)      --
 NWD -- Level 1                      --          --          88,153         --            (7,539)      --
 NWD -- Level 2                      --          --         171,558         --             4,754       --
 NWD -- Level 3                      --          --         127,693         --            12,585       --
 NWD -- Level 4                      --          --          66,939         --            67,500       --
 RES  -- Level 1                     --          --         108,112         --            (5,271)      --
 RES  -- Level 2                     --          --         175,146         --             1,662       --
 RES  -- Level 3                     --          --         182,674         --            10,189       --
 RES  -- Level 4                     --          --          64,718         --             1,502       --
 RGS  -- Level 1                     --          --          24,158         --           (12,834)      --
 RGS  -- Level 2                     --          --           1,779         --            --           --
 RGS  -- Level 3                     --          --          42,132         --            12,837       --
 RGS  -- Level 4                     --          --           3,703         --             3,653       --
 RSS  -- Level 1                     --          --          49,903         --           (13,192)      --
 RSS  -- Level 2                     --          --          68,133         --               437       --
 RSS  -- Level 3                     --          --         103,448         --            13,660       --
 RSS  -- Level 4                     --          --          19,038         --                50       --
 SIS   -- Level 1                    --          --           3,185         --               439       --


                                     Units Withdrawn,
                                     Surrendered, and           Units Outstanding
                                        Annuitized                End of Period
                                 -------------------------  -------------------------
                                    Six                        Six
                                   Months        Year         Months        Year
                                   Ended         Ended        Ended         Ended
                                  June 30,   December 31,    June 30,   December 31,
                                    2000         1999          2000         1999
                                 ----------  -------------  ----------  -------------
 MFS REGATTA EXTRA
  CONTRACTS:(a) -- CONTINUED
 ------------------------------
 GSS  -- Level 1                         (2)      --            22,853       --
 GSS  -- Level 2                        (49)      --            53,239       --
 GSS  -- Level 3                        (50)      --            56,608       --
 GSS  -- Level 4                        (59)      --            68,006       --
 HYS  -- Level 1                         (1)      --            18,010       --
 HYS  -- Level 2                       (111)      --            32,809       --
 HYS  -- Level 3                        (20)      --            32,361       --
 HYS  -- Level 4                       (193)      --            28,354       --
 MSS  -- Level 1                        (24)      --            41,153       --
 MSS  -- Level 2                        (40)      --            79,048       --
 MSS  -- Level 3                     (1,455)      --           210,599       --
 MSS  -- Level 4                       (607)      --           132,986       --
 MIS  -- Level 1                       (240)      --           350,223       --
 MIS  -- Level 2                     (2,666)      --           500,652       --
 MIS  -- Level 3                     (2,011)      --           903,301       --
 MIS  -- Level 4                     (2,970)      --           243,492       --
 MMS -- Level 1                      --           --            37,443       --
 MMS -- Level 2                        (457)      --            91,335       --
 MMS -- Level 3                      --           --            81,945       --
 MMS -- Level 4                      (3,040)      --           153,062       --
 NWD -- Level 1                         (71)      --            80,543       --
 NWD -- Level 2                        (157)      --           176,155       --
 NWD -- Level 3                        (129)      --           140,149       --
 NWD -- Level 4                        (680)      --           133,759       --
 RES  -- Level 1                        (46)      --           102,795       --
 RES  -- Level 2                       (496)      --           176,312       --
 RES  -- Level 3                     (1,284)      --           191,579       --
 RES  -- Level 4                        (61)      --            66,159       --
 RGS  -- Level 1                     --           --            11,324       --
 RGS  -- Level 2                     --           --             1,779       --
 RGS  -- Level 3                     --           --            54,969       --
 RGS  -- Level 4                        (40)      --             7,316       --
 RSS  -- Level 1                     --           --            36,711       --
 RSS  -- Level 2                       (134)      --            68,436       --
 RSS  -- Level 3                       (259)      --           116,849       --
 RSS  -- Level 4                     --           --            19,088       --
 SIS   -- Level 1                    --           --             3,624       --

(a) For the period April 10, 2000 (commencement of operations of Sub-Account) through June 30, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM AND REGATTA EXTRA SUB-ACCOUNTS
INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

                                                                                          Units Transferred
                                                                                        Between Sub-Accounts
                                                                                                 and
                                     Units Outstanding                                   Fixed Accumulation
                                    Beginning of Period         Units Purchased                Account
                                 -------------------------  ------------------------  -------------------------
                                    Six                        Six                       Six
                                   Months        Year        Months        Year         Months        Year
                                   Ended         Ended        Ended        Ended        Ended         Ended
                                  June 30,   December 31,   June 30,   December 31,    June 30,   December 31,
                                    2000         1999         2000         1999          2000         1999
                                 ----------  -------------  ---------  -------------  ----------  -------------
 MFS REGATTA EXTRA
  CONTRACTS:(a) -- CONTINUED
 ------------------------------
 SIS   -- Level 2                    --          --           9,233         --            --           --
 SIS   -- Level 3                    --          --           2,451         --            --           --
 SIS   -- Level 4                    --          --           8,542         --            --           --
 TRS  -- Level 1                     --          --          87,003         --             1,616       --
 TRS  -- Level 2                     --          --         112,906         --             6,555       --
 TRS  -- Level 3                     --          --         100,749         --               537       --
 TRS  -- Level 4                     --          --          16,686         --            --           --
 UTS  -- Level 1                     --          --          75,642         --             1,076       --
 UTS  -- Level 2                     --          --         108,689         --             1,000       --
 UTS  -- Level 3                     --          --         178,941         --             2,275       --
 UTS  -- Level 4                     --          --          34,110         --               491       --
 GAA  -- Level 1                     --          --           4,137         --            --           --
 GAA  -- Level 2                     --          --           9,746         --            --           --
 GAA  -- Level 3                     --          --          40,975         --               896       --
 GAA  -- Level 4                     --          --            --           --               211       --
 GGS  -- Level 1                     --          --          11,825         --            --           --
 GGS  -- Level 2                     --          --           6,742         --            --           --
 GGS  -- Level 3                     --          --           2,427         --             2,425       --
 GGS  -- Level 4                     --          --           7,088         --                45       --
 GGR  -- Level 1                     --          --          43,068         --            (1,677)      --
 GGR  -- Level 2                     --          --          58,177         --             2,741       --
 GGR  -- Level 3                     --          --         165,625         --             1,642       --
 GGR  -- Level 4                     --          --          76,703         --             6,160       --
 GTR  -- Level 1                     --          --           2,968         --               206       --
 GTR  -- Level 2                     --          --           5,359         --            --           --
 GTR  -- Level 3                     --          --          19,388         --               473       --
 GTR  -- Level 4                     --          --             509         --            --           --
 SGS(a) -- Level 1                   --          --          19,845         --               567       --
 SGS(a) -- Level 2                   --          --          58,352         --             2,364       --
 SGS(a) -- Level 3                   --          --         102,856         --               550       --
 SGS(a) -- Level 4                   --          --          40,806         --               107       --


                                     Units Withdrawn,
                                     Surrendered, and           Units Outstanding
                                        Annuitized                End of Period
                                 -------------------------  -------------------------
                                    Six                        Six
                                   Months        Year         Months        Year
                                   Ended         Ended        Ended         Ended
                                  June 30,   December 31,    June 30,   December 31,
                                    2000         1999          2000         1999
                                 ----------  -------------  ----------  -------------
 MFS REGATTA EXTRA
  CONTRACTS:(a) -- CONTINUED
 ------------------------------
 SIS   -- Level 2                    --           --             9,233       --
 SIS   -- Level 3                    --           --             2,451       --
 SIS   -- Level 4                      (175)      --             8,367       --
 TRS  -- Level 1                     --           --            88,619       --
 TRS  -- Level 2                       (434)      --           119,027       --
 TRS  -- Level 3                       (163)      --           101,123       --
 TRS  -- Level 4                       (241)      --            16,445       --
 UTS  -- Level 1                        (36)      --            76,682       --
 UTS  -- Level 2                        (93)      --           109,596       --
 UTS  -- Level 3                       (421)      --           180,795       --
 UTS  -- Level 4                     (1,979)      --            32,622       --
 GAA  -- Level 1                     --           --             4,137       --
 GAA  -- Level 2                     --           --             9,746       --
 GAA  -- Level 3                       (153)      --            41,718       --
 GAA  -- Level 4                     --           --               211       --
 GGS  -- Level 1                     --           --            11,825       --
 GGS  -- Level 2                     --           --             6,742       --
 GGS  -- Level 3                     --           --             4,852       --
 GGS  -- Level 4                        (24)      --             7,109       --
 GGR  -- Level 1                        (40)      --            41,351       --
 GGR  -- Level 2                        (87)      --            60,831       --
 GGR  -- Level 3                       (141)      --           167,126       --
 GGR  -- Level 4                     (1,070)      --            81,793       --
 GTR  -- Level 1                     --           --             3,174       --
 GTR  -- Level 2                     --           --             5,359       --
 GTR  -- Level 3                     --           --            19,861       --
 GTR  -- Level 4                     --           --               509       --
 SGS(a) -- Level 1                   --           --            20,412       --
 SGS(a) -- Level 2                     (387)      --            60,329       --
 SGS(a) -- Level 3                      (20)      --           103,386       --
 SGS(a) -- Level 4                   --           --            40,913       --

(a) For the period April 10, 2000 (commencement of operations of Sub-Account) through June 30, 2000.

INDEPENDENT AUDITORS' REPORT

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum and Regatta Extra Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Bond Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Equity Income Sub-Account, MFS/Foreign & Colonial Emerging Markets Equity Sub-Account, International Growth Sub-Account, International Growth and Income Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, New Discovery Sub-Account, Research Sub-Account, Research Growth and Income Sub-Account, Research International Sub-Account, Strategic Income Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Global Asset Allocation Sub-Account, Global Governments Sub-Account, Global Growth Sub-Account, Global Total Return Sub-Account, and Strategic Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts") as of
June 30, 2000, the related statement of operations for the six months then ended and the statements of changes in net assets for the six months ended June 30, 2000 and the year ended December 31, 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 2000 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 11, 2000

MFS REGATTA
MFS REGATTA GOLD
MFS REGATTA CLASSIC
MFS REGATTA PLATINUM
MFS REGATTA EXTRA

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, Vice Chairman and Director
JAMES A. McNULTY, III, President and Director
S. CAESAR RABOY, Director
RICHARD B. BAILEY, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
WILLIAM W. STINSON, Director
GREGORY W. GEE, Director
PETER F. DEMUTH, Vice President and Chief
  Counsel and Assistant Secretary
DAVEY S. SCOON, Vice President, Finance and Treasurer
RONALD J. FERNANDES, Vice President,
  Retirement Products and Services
JAMES M.A. ANDERSON, Vice President, Investments
ROBERT P. VROLYK, Vice President and Actuary
L. BROCK THOMSON, Vice President
  and Treasurer
ELLEN B. KING, Counsel and Secretary

SUN LIFE ASSURANCE COMPANY
 OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products & Services
  P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
  One Sun Life Executive Park
  Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
  225 Franklin Street, Boston, Massachusetts 02110-2875

AUDITORS
Deloitte & Touche LLP
  200 Berkeley Street, Boston, Massachusetts 02116
This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.
 ACCOUNT INFORMATION
 For account information, please call toll free:
 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free: 1-800-752-7215 from 8 a.m.
 to 6 p.m. Eastern Standard time on any business day.

                                                               GOLD-3 2/00 ?M

[LOGO]

                       SEMI-ANNUAL REPORT - JUNE 30, 2000

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                        A MEMBER OF THE SUN LIFE
                                                    FINANCIAL GROUP OF COMPANIES